Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies 2 [Line Items]
Basis of accounting

Basis of accounting

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in Swiss francs (CHF), which is also the functional currency of UBS Group AG and of UBS AG’s Head Office and its Swiss-based operations.

Disclosures provided in the “Risk, treasury and capital management” section of this report that are marked as audited form an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments: Disclosures and IAS 1, Presentation of Financial Statements and are not repeated in this section.

The accounting policies described in this Note have been applied consistently in all years presented unless otherwise stated in Note 1b.

Critical accounting estimates and judgments

Critical accounting estimates and judgments

Preparation of these Financial Statements under IFRS requires management to apply judgment and make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses and disclosure of contingent assets and liabilities, and may involve significant uncertainty at the time they are made. Such estimates and assumptions are based on the best available information. UBS regularly reassesses the estimates and assumptions, which encompass historical experience, expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions and it updates them as necessary. Changes in those estimates and assumptions may have a significant impact on the Financial Statements. Further, actual results may differ significantly from UBS’s estimates, which could result in significant loss to the Group, beyond what it anticipated or provided for.

The following areas contain estimation uncertainty or require critical judgment and have a significant effect on the amounts recognized in the Financial Statements:

  fair value of financial instruments (refer to item 3f in this Note and to Note 22)
  allowances and provisions for credit losses (refer to item 3g in this Note and to Note 11)
  pension and other post-employment benefit plans (refer to item 7 in this Note and to Note 26)
  income taxes (refer to item 8 in this Note and to Note 8)
  goodwill (refer to item 11 in this Note and to Note 15)
  provisions and contingent liabilities (refer to item 12 in this Note and to Note 20)
  consolidation of structured entities (refer to item 1 in this Note and to Note 28).

Consolidation Structured entities

1) Consolidation

a. Consolidation principles

The Financial Statements comprise the financial statements of the parent company (UBS Group AG) and its subsidiaries, presented as a single economic entity, whereby intercompany transactions and balances have been eliminated. UBS consolidates all entities that it controls, including controlled structured entities (SEs), which is the case when it has (i) power over the relevant activities of the entity, (ii) exposure to an entity‘s variable returns and (iii) the ability to use its power to affect its own returns.

Where an entity is governed by voting rights, control is generally indicated by a direct shareholding of more than one-half of the voting rights.

In other cases, the assessment of control is more complex and requires greater use of judgment. Where UBS has an interest in an entity that absorbs variability, UBS considers whether it has power over the relevant activities of the entity that allows it to affect the variability of its returns. Consideration is given to all facts and circumstances to determine whether the Group has power over another entity; that is, the current ability to direct the relevant activities of an entity when decisions about those activities need to be made. Factors such as the purpose and design of the entity, rights held through contractual arrangements, such as call rights, put rights or liquidation rights, as well as potential decision-making rights are all considered in this assessment. Where the Group has power over the relevant activities, a further assessment is made to determine whether, through that power, it has the ability to affect its own returns by assessing whether power is held in a principal or agent capacity. Consideration is given to (i) the scope of decision-making authority, (ii) rights held by other parties, including removal or other participating rights, and (iii) exposure to variability, including remuneration, relative to total variability of the entity as well as whether that exposure is different from that of other investors. If, after review of these factors, UBS concludes that it can exercise its power to affect its own returns, the entity is consolidated.

Subsidiaries, including SEs, are consolidated from the date when control is obtained and are deconsolidated from the date when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change to one or more of the elements required to establish that control is present.

  Refer to Note 28 for more information

b. Structured entities

UBS sponsors the formation of SEs and interacts with non-sponsored SEs for a variety of reasons, including allowing clients to obtain or be exposed to particular risk profiles, to provide funding or to sell or purchase credit risk. An SE is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Such entities generally have a narrow and well-defined objective and include those historically referred to as special purpose entities, as well as some investment funds. UBS assesses whether an entity is an SE by considering the nature of the activities of the entity as well as the substance of voting or similar rights afforded to other parties, including investors and independent boards or directors. UBS considers rights such as the ability to liquidate the entity or remove the decision maker to be similar to voting rights when the holder has the substantive ability to exercise such rights without cause. In the absence of such rights or in cases where the existence of such rights cannot be fully established, the entity is considered to be an SE.

The classes of SEs with which UBS is involved include:

  Securitization structured entities are established to issue securities to investors that are backed by assets held by the SE and whereby (i) significant credit risk associated with the securitized exposures has been transferred to third parties and (ii) there is more than one risk position or tranche issued by the securitization vehicle in line with the Basel III securitization definition. All securitization entities are classified as SEs.
  Client investment structured entities are established predominantly for clients to invest in specific assets or risk exposures through purchasing notes issued by the SE, predominantly on a fixed-term basis. The SE may source assets via a transfer from UBS or through an external market transaction. In some cases, UBS may enter into derivatives with the SE to either align the cash flows of the entity with the investor’s intended investment objective or to introduce other desired risk exposures. In certain cases, UBS may have interests in a third-party-sponsored SE to hedge specific risks or participate in asset-backed financing.
  Investment fund structured entities have a collective investment objective, are managed by an investment manager and are either passively managed, so that any decision making does not have a substantive effect on variability, or are actively managed and investors or their governing bodies do not have substantive voting or similar rights. UBS creates and sponsors a large number of funds in which it may have an interest through the receipt of variable management fees and / or a direct investment. In addition, UBS has interests in a number of funds created and sponsored by third parties, including exchange-traded funds and hedge funds, to hedge issued structured products.

When UBS does not consolidate an SE, but has an interest in an SE or has sponsored an SE, disclosures are provided on the nature of these interests and sponsorship activities.

Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and requires the use of significant judgment. As the nature and extent of UBS’s involvement are unique to each entity, there is no uniform consolidation outcome by entity. Certain entities within a class may be consolidated while others may not.

  Refer to Note 28 for more information

Segment reporting

2) Segment reporting

As of 31 December 2017, UBS‘s businesses were organized globally into five business divisions: Wealth Management, Wealth Management Americas, Personal & Corporate Banking, Asset Management and the Investment Bank, all of which were supported by Corporate Center. The five business divisions qualify as reportable segments for the purpose of segment reporting and, together with Corporate Center, reflect the management structure of the Group. Corporate Center – Non-core and Legacy Portfolio is managed and reported as a separate reportable segment within Corporate Center. Financial information about the five business divisions and Corporate Center (with its units: Services, Group Asset and Liability Management (Group ALM), Non-core and Legacy Portfolio) is presented separately in internal management reports to the Group Executive Board, which is considered the “chief operating decision maker” pursuant to IFRS 8, Operating Segments.

UBS’s internal accounting policies, which include management accounting policies and service level agreements, determine the revenues and expenses directly attributable to each reportable segment. Transactions between the reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable segments. Revenue-sharing agreements are used to allocate external client revenues to reportable segments where several reportable segments are involved in the value creation chain. Commissions are credited to the reportable segments based on the corresponding client relationship. Total intersegment revenues for the Group are immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements. Net interest income is generally allocated to the reportable segments based on their balance sheet positions. Interest income earned from managing UBS’s consolidated equity is allocated to the reportable segments based on average attributed equity. Assets and liabilities of the reportable segments are funded through and invested with Corporate Center – Group ALM, and the net interest margin is reflected in the results of each reportable segment.

Segment assets are based on a third-party view and do not include intercompany balances. This view is in line with internal reporting to the Group Executive Board. Certain assets managed centrally by Corporate Center – Services and Corporate Center – Group ALM may be allocated to other segments on a basis different to that on which the corresponding costs or revenues are allocated. For example, certain assets that are reported in Corporate Center – Services or Corporate Center – Group ALM may be retained on the balance sheet of these components of Corporate Center notwithstanding that the costs or revenues associated with these assets may be entirely or partly allocated to the segments. Similarly, certain assets are reported in the business divisions, whereas the corresponding costs or revenues are entirely or partly allocated to Corporate Center – Services and Corporate Center – Group ALM.

Non-current assets disclosed for segment reporting purposes represent assets that are expected to be recovered more than twelve months after the reporting date, excluding financial instruments, deferred tax assets, post-employment benefits and rights arising under insurance contracts.

  Refer to Notes 1c and 2 for more information

Financial instruments

3) Financial instruments

a. Recognition

UBS recognizes financial instruments when it becomes a party to the contractual provisions of the instrument. UBS applies settlement date accounting to all regular way purchases and sales of financial instruments.

In transactions in which UBS acts as a transferee, to the extent that the transfer of a financial asset does not qualify for derecognition by the transferor, UBS does not recognize the transferred asset as its asset.

UBS also acts in a fiduciary capacity, which results in the holding or placing of assets on behalf of individuals, trusts, retirement benefit plans and other institutions. Unless the recognition criteria are satisfied, these assets are not recognized on UBS’s balance sheet. Consequently, the related income is excluded from these Financial Statements.

Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement, regulation or practice, the Group neither obtains benefits from nor controls the client cash balances.

b. Classification, measurement and presentation

Upon initial recognition, UBS records financial instruments at fair value plus, for financial instruments not measured at fair value through profit or loss, directly attributable transaction costs. After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with IAS 39, Financial Instruments: Recognition and Measurement as described in the following table.

  Refer to Note 25a for an overview of financial assets and liabilities by IAS 39 category
  Refer to the balance sheet for references to Notes that provide information on the composition of individual financial asset and liability categories

Financial assets

classification

Significant items included

Measurement and presentation

Held for trading

All derivatives with a positive replacement value, except those that are designated and effective hedging instruments.

Any other financial asset acquired principally for the purpose of selling or repurchasing in the near term, or part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans), equity instruments, and assets held under unit-linked investment contracts.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Net trading income, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Positive replacement values.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Trading portfolio assets.

Financial assets designated at fair value through profit or loss are presented as Financial assets designated at fair value.

Designated at fair value through profit or loss

A financial asset may be designated at fair value through profit or loss only upon initial recognition and this designation is irrevocable.

The fair value option can be applied only if one of the following criteria is met:

  the financial instrument is a hybrid instrument that includes a substantive embedded derivative;
  the financial instrument is part of a portfolio that is risk managed on a fair value basis and reported to senior management on that basis; or
  the application of the fair value option eliminates or significantly reduces an accounting mismatch that would otherwise arise.

UBS designated at fair value through profit or loss the following financial assets:

  Certain structured loans, reverse repurchase and securities borrowing agreements that are managed on a fair value basis.
  Loans that are hedged predominantly with credit derivatives. These instruments are designated at fair value to eliminate an accounting mismatch.
  Certain debt securities held as high-quality liquid assets (HQLA) and managed by Corporate Center – Group ALM on a fair value basis.
  Assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets are designated at fair value in order to eliminate an accounting mismatch that would otherwise arise due to the liability being measured on a fair value basis.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Net trading income, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Positive replacement values.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Trading portfolio assets.

Financial assets designated at fair value through profit or loss are presented as Financial assets designated at fair value.

Loans and receivables (amortized cost)

Non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are not assets for which the Group may not recover substantially all of its initial net investment for reasons other than credit deterioration. This classification includes:

  cash and balances with central banks
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  secured loans, including reverse repurchase agreements, receivables under stock borrowing and Lombard loans, and unsecured loans certain securities held within Corporate Center – Non-core and Legacy Portfolio trade and lease receivables.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments are deferred and amortized over the life of the loan using the effective interest rate method.

Loans and receivables are presented on the balance sheet primarily as Cash and balances with central banks, Due from banks, Loans, Cash collateral on securities borrowed, Reverse repurchase agreements and Cash collateral receivables on derivative instruments.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to items 3d and 3j in this Note) are presented within Cash collateral receivables on derivative instruments.

Financial assets

classification

Significant items included

Measurement and presentation

Available for sale

Financial assets classified as available for sale are non-derivative financial assets that are not classified as held for trading, designated at fair value through profit or loss, or loans and receivables. This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM, certain asset-backed securities managed by Corporate Center – Group ALM, as well as investment fund holdings and strategic and commercial equity investments.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are sold, collected or otherwise disposed of, or until any such investment is determined to be impaired (refer to item 3i in this Note). Upon disposal, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

Interest and dividend income are recognized in the income statement in accordance with item 3c in this Note. Refer to item 13 in this Note for information on the treatment of foreign exchange translation gains and losses.

Held to maturity

Non-derivative financial assets with fixed or determinable payments and fixed maturities for which UBS has the positive intention and ability to hold to maturity.

This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

Financial liabilities

classification

Significant items included

Measurement and presentation

Held for trading

  Obligations to deliver financial instruments, such as debt and equity instruments, that UBS has sold to third parties, but does not own (short positions).
  All derivatives with a negative replacement value, except those that are designated and effective hedging instruments.

Measurement of trading liabilities follows the same principles as for held for trading assets, and measurement of liabilities designated at fair value through profit or loss follows the same principles as for assets designated at fair value through profit or loss.

Presented as Trading portfolio liabilities and Financial liabilities designated at fair value, respectively.

Derivative liabilities are generally presented as Negative replacement values.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Amounts due under unit-linked investment contracts are presented as Other liabilities.

Designated at fair value through profit or loss

UBS designated at fair value through profit or loss the following financial liabilities:

  Issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes.
  Issued debt instruments managed on a fair value basis.
  Loan commitments that are hedged predominantly with credit derivatives and hence eliminate an accounting mismatch.

Measurement of trading liabilities follows the same principles as for held for trading assets, and measurement of liabilities designated at fair value through profit or loss follows the same principles as for assets designated at fair value through profit or loss.

Presented as Trading portfolio liabilities and Financial liabilities designated at fair value, respectively.

Derivative liabilities are generally presented as Negative replacement values.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Amounts due under unit-linked investment contracts are presented as Other liabilities.

Amortized cost

This classification includes:

  Demand and time deposits, retail savings / deposits, cash collateral on securities lent, non-structured fixed-rate bonds, subordinated debt, certificates of deposit, covered bonds.
  Cash collateral payables on derivative instruments.

Measured at amortized cost using the effective interest rate method.

Amortized cost liabilities are presented on the balance sheet primarily as Due to banks, Due to customers, Cash collateral on securities lent, Repurchase agreements, Cash collateral payables on derivative instruments and Debt issued.

Amounts arising from ETD and certain OTC derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to items 3d and 3j of this Note ) are presented within Cash collateral payables on derivative instruments.

e. Securities borrowing / lending and repurchase / reverse repurchase transactions

Securities borrowing / lending and repurchase / reverse repurchase transactions are generally entered into on a collateralized basis. In such transactions, UBS typically borrows or lends equity and debt securities in exchange for securities or cash collateral.

These transactions are treated as collateralized financing transactions where the securities transferred / received are not derecognized or recognized on balance sheet. Securities transferred / received with the right to resell or repledge are disclosed separately.

In reverse repurchase and securities borrowing agreements, the cash delivered is derecognized and a corresponding receivable, including accrued interest, is recorded in the balance sheet lines Reverse repurchase agreements and Cash collateral on securities borrowed, respectively, representing UBS’s right to receive the cash. Similarly, in repurchase and securities lending agreements, the cash received is recognized and a corresponding obligation, including accrued interest, is recorded in the balance sheet lines Repurchase agreements and Cash collateral on securities lent, respectively. Additionally, the sale of securities that is settled by delivering securities received in reverse repurchase or securities borrowing transactions triggers the recognition of a trading liability.

Repurchase and reverse repurchase transactions with the same counterparty, maturity, currency and central securities depository (CSD) are generally presented net, subject to meeting the netting requirements described in item 3j of this Note.

  Refer to Notes 23 and 24 for more information

h. Restructured loans

A renegotiated or restructured loan is a loan for which the terms have been modified or for which additional collateral has been requested that was not contemplated in the original contract.

Typical key features of terms and conditions granted through restructuring to avoid default include special interest rates, postponement of interest or principal payments, debt / equity swaps, modification of the schedule of repayments, subordination or amendment of loan maturity. There is no change in the EIR following a renegotiation.

If a loan is restructured with preferential conditions (i.e., new or modified terms and conditions are agreed upon that do not meet the normal market criteria for the quality of the obligor and the type of loan), it is classified as defaulted. It will remain so until the loan is collected, written off or non-preferential conditions are granted that supersede the preferential conditions.

Concessions granted where there is no evidence of financial difficulty, or where any changes to terms and conditions are within UBS‘s usual risk appetite, are not deemed restructured.

A restructuring of a loan could lead to a fundamental change in the terms, resulting in the original loan being derecognized and a new loan being recognized.

If a loan is derecognized in these circumstances, the new loan is measured at fair value at initial recognition. Any allowance taken to date against the original loan is derecognized and is not attributed to the new loan. Consequently, the new loan is assessed for impairment on an individual basis. If the loan is not impaired, the loan is included within the general collective loan assessment for the purpose of measuring credit losses.

m. Financial liabilities

Debt issued

Debt issued is carried at amortized cost, including contingent capital instruments that contain contractual provisions under which the principal amounts would be written down upon either a specified CET1 ratio breach or a determination by FINMA that a viability event has occurred. Such contractual provisions are not derivatives as the underlying is deemed to be a non-financial variable specific to a party to the contract. Where there is a legal bail-in mechanism for write-down or conversion into equity (as is the case, for instance, with senior unsecured debt issued by the Group that is subject to write-down or conversion under resolution authority granted to FINMA under Swiss law), such mechanism does not form part of the contractual terms and, therefore, also does not affect the amortized cost accounting treatment applied to these instruments. If the debt were to be written down or converted into equity in a future period, this would result in the full or partial derecognition of the financial liabilities, with the difference between the carrying value of the debt written down or converted into equity and the fair value of any equity shares issued recognized in the income statement.

In cases where, as part of the Group’s risk management activity, fair value hedge accounting is applied to fixed-rate debt instruments carried at amortized cost, their carrying amount is adjusted for changes in fair value related to the hedged exposure. Refer to item 3k for more information on hedge accounting.

Debt issued and subsequently repurchased in relation to market-making or other activities is treated as redeemed. A gain or loss on redemption (depending on whether the repurchase price of the bond is lower or higher than its carrying value) is recorded in Other income. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

Financial liabilities designated at fair value

UBS uses the fair value option to designate certain issued debt instruments as financial liabilities designated at fair value through profit or loss, on the basis that such financial instruments include embedded derivatives and / or are managed on a fair value basis (refer to item 3b in this Note for more information).

n. Own credit

From 1 January 2016 onward, changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings and will not be reclassified to the income statement in future periods.

o. Loan commitments

Loan commitments are arrangements under which clients can borrow stipulated amounts under defined terms and conditions.

Loan commitments that can be canceled at any time by UBS at its discretion are neither recognized on the balance sheet nor included in off-balance sheet disclosures.

Loan commitments that cannot be canceled by UBS once the commitments are communicated to the beneficiary or which are revocable only due to automatic cancelation upon deterioration in a borrower’s creditworthiness are considered irrevocable and are classified as (i) derivative loan commitments measured at fair value through profit or loss, (ii) loan commitments designated at fair value through profit or loss or (iii) other loan commitments. Other loan commitments are not recorded on the balance sheet, but a provision is recognized through profit or loss if it is probable that a loss has been incurred and a reliable estimate of the amount of the obligation can be made. Any change in the liability relating to these other loan commitments is recorded in the income statement in Credit loss expense / recovery.

When a client draws on a commitment, the resulting loan is classified as a (i) trading asset, consistent with the associated derivative loan commitment, (ii) financial asset designated at fair value through profit or loss, consistent with the loan commitment designated at fair value through profit or loss or as a (iii) loan, when the associated loan commitment is accounted for as other loan commitment.

Interest income and expense

c. Interest income and expense

Interest income or expense is determined by reference to a financial instrument‘s amortized-cost basis calculated using the effective interest rate (EIR) method. UBS also uses this method to determine the interest income and expense for financial instruments (excluding derivatives) measured at fair value through profit or loss. Interest income or expense on financial instruments measured at amortized cost, debt instruments measured at fair value through profit or loss and available-for-sale financial assets are presented within Net interest income. In addition, Net interest income includes the interest income and expense on derivatives designated as hedging instruments in effective hedge relationships and forward points on certain short duration foreign exchange contracts.

Upfront fees, including loan commitment fees where a loan is expected to be issued, and direct costs are included within the initial measurement of a financial instrument measured at amortized cost or classified as available for sale. Such fees and costs are therefore recognized over the expected life of the instrument as part of its EIR.

Fees related to loan commitments where no loan is expected to be issued, as well as loan syndication fees where UBS does not retain a portion of the syndicated loan or where UBS does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants, are included in Net fee and commission income.

Interest income on financial assets, excluding derivatives, is included in Interest income when positive and in Interest expense when negative, because negative interest income arising on a financial asset does not meet the definition of revenue. Similarly, interest expense on financial liabilities, excluding derivatives, is included in Interest expense, except when interest rates are negative, in which case it is included in Interest income. Dividend income on all financial assets is included in Interest income.

  Refer to item 3k in this Note and Note 3 for more information

Derecognition of financial instruments

d. Derecognition

Financial assets

UBS derecognizes a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, thus exposing the purchaser to either substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

A financial asset is considered to have been transferred when UBS (i) transfers the contractual rights to receive the cash flows of the financial asset or (ii) retains the contractual rights to receive the cash flows of that asset, but assumes a contractual obligation to pay the cash flows to one or more entities.

Where financial assets have been pledged as collateral or in similar arrangements, they are considered to have been transferred if the counterparty has received the contractual right to the cash flows of the pledged assets, as may be evidenced, for example, by the counterparty’s right to sell or repledge the assets. Where the counterparty to the pledged financial assets has not received the contractual right to the cash flows, UBS does not consider this to be a transfer for the purposes of derecognition.

UBS enters into certain transactions where it transfers financial assets recognized on its balance sheet but retains either all or a portion of the risks and rewards of the transferred financial assets. If all or substantially all of the risks and rewards are retained, the transferred financial assets are not derecognized from the balance sheet; for example, securities lending and repurchase transactions or where financial assets are sold to a third party with a total return swap resulting in UBS retaining all or substantially all of the risks and rewards of the transferred assets. These types of transactions are accounted for as secured financing transactions as described in item 3e of this Note.

In transactions where substantially all of the risks and rewards of ownership of a financial asset are neither retained nor transferred, UBS derecognizes the financial asset if control over the asset is surrendered, and the rights and obligations retained following the transfer are recognized separately as assets and liabilities, respectively. In transfers where control over the financial asset is retained, UBS continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

Certain over-the-counter (OTC) derivative contracts and most exchange-traded futures and options contracts cleared through central clearing counterparties are considered to be settled on a daily basis through the daily margining process, as the payment or receipt of the variation margin represents legal or economic settlement of a derivative contract, which results in derecognition of the associated positive and negative replacement values.

  Refer to Note 24 for more information

Financial liabilities

UBS derecognizes a financial liability from its balance sheet when it is extinguished, that is, when the obligation specified in the contract is discharged, canceled or has expired. When an existing financial liability is exchanged for a new one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification results in derecognition of the original liability and the recognition of a new liability with any difference in the respective carrying amounts being recognized in the income statement.

Fair value of financial instruments

f. Fair value of financial instruments

UBS accounts for a significant portion of its assets and liabilities at fair value. Fair value is the price on the measurement date that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or in the most advantageous market in the absence of a principal market.

All financial instruments measured at fair value are categorized into one of three fair value hierarchy levels. Level 1 financial instruments are those for which fair values can be derived from quoted prices in active markets. Level 2 financial instruments are those for which fair values must be derived using valuation techniques for which all significant inputs are, or are based on, observable market data. Level 3 financial instruments are those for which fair values can only be derived on the basis of valuation techniques for which significant inputs are not based on observable market data.

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs require significant judgment and could affect the amount of gain or loss recorded for a particular position. Valuation techniques that rely more heavily on unobservable inputs require a higher level of judgment to calculate a fair value than those entirely based on observable inputs.

Valuation techniques, including models, that are used to determine fair values are periodically reviewed and validated by qualified personnel, independent of those who created them. Models are calibrated to ensure that outputs reflect observable market data, to the extent possible. Also, models prioritize the use of observable inputs, when available, over unobservable inputs. Judgment is required in selecting appropriate models as well as inputs for which observable data is less readily or not available.

UBS‘s valuation techniques may not fully reflect all the factors relevant to the fair value of financial instruments held. Valuations are therefore adjusted, where appropriate, to allow for additional factors, including credit risk, model risk and liquidity risk.

UBS‘s governance framework over fair value measurement is described in Note 22b.

The level of subjectivity and the degree of management judgment involved in the development of estimates and the selection of assumptions are more significant for instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less observable (Level 3 instruments) and may require adjustment to reflect factors that market participants would consider in estimating fair value, such as close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors, which are presented in Note 22d. The Group provides a sensitivity analysis of the estimated effects arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions within Note 22g.

  Refer to Note 22 for more information

Impairment of financial assets

g. Allowances and provisions for credit losses

A claim is impaired and an allowance or provision for credit losses is recognized when objective evidence demonstrates that a loss event has occurred after the initial recognition and that the loss event has an impact on the future cash flows that can be reliably estimated (incurred loss approach). UBS considers a claim to be impaired if it will be unable to collect all amounts due on it based on the original contractual terms due to credit deterioration of the issuer or counterparty. A claim can be a loan or receivable carried at amortized cost, or a commitment, such as a letter of credit, a guarantee or a similar instrument.

An allowance for credit losses is reported as a decrease in the carrying value of a financial asset. For an off-balance sheet item, such as a commitment, a provision for credit loss is reported in Provisions. Changes to allowances and provisions for credit losses are recognized in Credit loss expense / recovery.

  Refer to Notes 10 and 11 for more information

Critical accounting estimates and judgments

Allowances and provisions for credit losses are evaluated at both a counterparty-specific level and collectively. Judgment is used in making assumptions about the timing and amount of impairment losses.

Counterparty-specific allowances and provisions

Loans are evaluated individually for impairment if objective evidence indicates that a loan may be impaired. Individual credit exposures are evaluated on the basis of the borrower’s overall financial condition, resources and payment record, the prospects of support from contractual guarantors and, where applicable, the realizable value of any collateral. The impairment loss for a loan is the excess of the carrying value of the financial asset over the estimated recoverable amount. The estimated recoverable amount is the present value, calculated using the loan’s original effective interest rate, of expected future cash flows, including amounts that may result from restructuring or the liquidation of collateral. If a loan has a variable interest rate, the discount rate for calculating the recoverable amount is the current effective interest rate. Upon impairment, interest income is accrued by applying the original effective interest rate to the impaired carrying value of the loan.

All impaired loans are reviewed and analyzed at least annually. Any subsequent changes to the amounts and timing of the expected future cash flows compared with prior estimates result in a change in the allowance for credit losses and are charged or credited to Credit loss expense / recovery. An allowance for impairment is reversed only when the credit quality has improved to such an extent that there is reasonable assurance of timely collection of principal and interest in accordance with the original contractual terms of the instrument, or the equivalent value thereof. A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are credited to Credit loss expense / recovery.

Collective allowances and provisions

Collective allowances and provisions are calculated for portfolios with similar credit risk characteristics, taking into account historical loss experience and current conditions. The methodology and assumptions used are reviewed regularly to reduce any differences between estimated and actual loss experience. For all of its portfolios, UBS also assesses whether there have been any unforeseen developments that might result in impairments that are not immediately observable at a counterparty level. To determine whether an event-driven collective allowance for credit losses is required, UBS considers global economic drivers to assess the most vulnerable countries and industries. As the allowance cannot be allocated to individual loans, the loans are not considered to be impaired and interest is accrued on each loan according to its contractual terms. If objective evidence becomes available that indicates that an individual financial asset is impaired, it is removed from the group of financial assets assessed for impairment on a collective basis and is assessed separately as counterparty-specific.

i. Impairment of financial assets classified as available for sale

At each balance sheet date, UBS assesses whether indicators of impairment are present. Available-for-sale debt instruments are impaired when there is objective evidence, using the same criteria described in item 3g, that, as a result of one or more events that occurred after the initial recognition of the asset, the estimated future cash flows have decreased.

Objective evidence that there has been an impairment of an available-for-sale equity instrument is a significant or prolonged decline in the fair value of the asset. UBS uses a rebuttable presumption that such instruments are impaired where there has been a decline in fair value of more than 20% below its original cost or fair value has been below original cost for more than six months.

To the extent a financial asset classified as available for sale is determined to be impaired, the related cumulative net unrealized loss previously recognized in Other comprehensive income is reclassified to the income statement within Other income. For equity instruments, any further loss is recognized directly in the income statement, whereas for debt instruments, any further loss is recognized in the income statement only if there is additional objective evidence of impairment. After the recognition of an impairment on a financial asset classified as available for sale, increases in the fair value of equity instruments are reported in Other comprehensive income. For debt instruments, such increases in the fair value, up to amortized cost in the transaction currency, are recognized in Other income, provided that the fair value increase is related to an event occurring after the impairment loss was recorded. Increases in excess of that amount are reported in Other comprehensive income.

Netting

j. Netting

UBS nets financial assets and liabilities on its balance sheet if (i) it has the unconditional and legally enforceable right to set off the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS and its counterparties, and (ii) intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.

In assessing whether UBS intends to either settle on a net basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for substantial amounts of UBS’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements. For OTC derivative contracts, balance sheet offsetting is generally only permitted in circumstances in which a market settlement mechanism exists via an exchange or central clearing counterparty that effectively accomplishes net settlement through a daily exchange of collateral via a cash margining process. For repurchase arrangements and securities financing transactions, balance sheet offsetting may be permitted only to the extent that the settlement mechanism eliminates, or results in insignificant, credit and liquidity risk, and processes the receivables and payables in a single settlement process or cycle.

  Refer to Note 24 for more information

Description Of Accounting Policy For Derivative Financial Instruments And Hedging Explanatory

k. Hedge accounting

At the time a financial instrument is designated in a hedge relationship, UBS formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction and the methods that will be used to assess the effectiveness of the hedging relationship. Accordingly, UBS assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging instruments, primarily derivatives, have been “highly effective” in offsetting changes in the fair value or cash flows associated with the designated risk of the hedged items. A hedge is considered highly effective if the following criteria are met: (i) at inception of the hedge and throughout its life, the hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk and (ii) actual results of the hedge are within a range of 80–125%. In the case of hedging forecast transactions, the transaction must have a high probability of occurring and must present an exposure to variations in cash flows that could ultimately affect the reported net profit or loss. UBS discontinues hedge accounting when (i) it determines that a hedging instrument is not, or has ceased to be, highly effective as a hedge, (ii) the derivative expires or is sold, terminated or exercised, (iii) the hedged item matures, is sold or repaid or (iv) forecast transactions are no longer deemed highly probable. The Group may also discontinue hedge accounting voluntarily.

Hedge ineffectiveness represents the amount by which the changes in the fair value of the hedging instrument differ from changes in the fair value of the hedged item attributable to the hedged risk, or the amount by which changes in the present value of future cash flows of the hedging instrument exceed changes in the present value of expected cash flows of the hedged item. Such ineffectiveness is recorded in current period earnings in Net trading income.

Interest from derivatives designated as hedging instruments in effective fair value hedge relationships is presented within Interest income from loans and deposits and Interest expense on debt issued, within Net interest income. Interest from derivatives designated as hedging instruments in effective cash flow hedge relationships that is reclassified from other comprehensive income when the hedged transaction affects profit or loss is presented within Interest income from derivative instruments designated as cash flow hedges.

  Refer to Note 3 for more information

Fair value hedges

For qualifying fair value hedges, the change in the fair value of the hedging instrument is recognized in the income statement along with the change in the fair value of the hedged item that is attributable to the hedged risk. In fair value hedges of interest rate risk, the fair value change of the hedged item attributable to the hedged risk is reflected as an adjustment to the carrying value of the hedged item. If the hedge accounting relationship is terminated for reasons other than the derecognition of the hedged item, the adjustment to the carrying value is amortized to the income statement over the remaining term to maturity of the hedged item using the effective interest rate method. For a portfolio hedge of interest rate risk, the equivalent change in fair value is reflected within Other assets or Other liabilities. If the portfolio hedge relationship is terminated for reasons other than the derecognition of the hedged item, the amount included in Other assets or Other liabilities is amortized to the income statement over the remaining term to maturity of the hedged items using the straight-line method.

Cash flow hedges

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from Equity to the income statement.

If a cash flow hedge of forecast transactions is no longer considered effective, or if the hedge relationship is terminated, the cumulative gains or losses on the hedging derivatives previously reported in Equity remain there until the committed or forecast transactions occur and affect profit or loss. If the forecast transactions are no longer expected to occur, the deferred gains or losses are reclassified immediately to the income statement.

Hedges of net investments in foreign operations

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized directly in Equity (and presented in the statement of changes in equity and statement of comprehensive income under Foreign currency translation), while any gains or losses relating to the ineffective and / or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to the income statement.

Economic hedges that do not qualify for hedge accounting

Derivative instruments that are transacted as economic hedges, but do not qualify for hedge accounting, are treated in the same way as derivative instruments used for trading purposes (i.e., realized and unrealized gains and losses are recognized in Net trading income), except for the forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

  Refer to Note 12 for more information

l. Embedded derivatives

Derivatives may be embedded in other financial instruments (host contracts). For example, they could be represented by the conversion feature embedded in a convertible bond. Such hybrid instruments arise predominantly from the issuance of certain structured debt instruments. An embedded derivative is generally required to be separated from the host contract and accounted for as a standalone derivative instrument at fair value through profit or loss if (i) the host contract is not carried at fair value with changes in fair value reported in the income statement, (ii) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract and (iii) the terms of the embedded derivative would meet the definition of a standalone derivative, were they contained in a separate contract.

Typically, UBS applies the fair value option to hybrid instruments (refer to item 3b in this Note for more information), in which case bifurcation of an embedded derivative component is not required.

Financial guarantee contracts

p. Financial guarantee contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument. UBS issues such financial guarantees to banks, financial institutions and other parties on behalf of clients to secure loans, overdrafts and other banking facilities.

Certain issued financial guarantees that are managed on a fair value basis are designated at fair value through profit or loss.

Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of the amount initially recognized less cumulative amortization and, to the extent a payment under the guarantee has become probable, the present value of the expected payment. Any change in the liability relating to probable expected payments resulting from guarantees is recorded in the income statement in Credit loss expense / recovery.

Fee income

4) Fee income

UBS earns fee income from a diverse range of services it provides to its clients. Fee income can be divided into two broad categories: (i) fees earned from services that are provided over a certain period of time, such as portfolio management and advisory fees, and (ii) fees earned from providing transaction-type services, such as underwriting fees, corporate finance fees and brokerage fees.

Fees earned from services that are provided over a certain period of time are recognized ratably over the service period, with the exception of performance-linked fees or fee components with specific performance criteria. Such fees are recognized when, as of the reporting date, the performance benchmark has been met and when collectibility is reasonably assured.

Fees earned from providing transaction-type services are recognized when the service has been completed and the fee is fixed or determinable, i.e., not subject to refund or adjustment.

Fee income generated from providing a service that does not result in the recognition of a financial instrument is presented within Net fee and commission income. Fees generated from the acquisition, issue or disposal of a financial instrument are presented in the income statement in line with the balance sheet classification of that financial instrument.

  Refer to Note 4 for more information

Cash and cash equivalents

5) Cash and cash equivalents

For the purposes of the statement of cash flows, cash and cash equivalents comprise balances with an original maturity of three months or less, including cash, money market paper and balances with central and other banks.

Equity participation and other compensation plans

6) Share-based and other deferred compensation plans

Share-based compensation plans

UBS has established share-based compensation plans that are settled in UBS‘s equity instruments or an amount that is based on the value of such instruments. These awards are generally subject to conditions that require employees to complete a specified period of service and, for performance shares, to satisfy specified performance conditions. Compensation expense is recognized, on a per tranche basis, over the service period based on an estimate of the number of instruments expected to vest and is adjusted to reflect actual outcomes. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date.

Where no future service is required, such as for employees who are retirement-eligible or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. Such awards may remain forfeitable until the legal vesting date if certain non-vesting conditions are not met. For equity-settled awards, forfeiture events resulting from breach of a non-vesting condition do not result in an adjustment to expense.

Compensation expense is measured by reference to the fair value of the equity instruments on the date of grant adjusted, when relevant, to take into account the terms and conditions inherent in the award, including dividend rights, transfer restrictions in effect beyond the vesting date, and non-vesting conditions. For equity-settled instruments, fair value is determined at the date of grant and is not remeasured unless its terms are modified such that the fair value immediately after modification exceeds the fair value immediately prior to modification. Any increase in fair value resulting from a modification is recognized as compensation expense, either over the remaining service period or, for vested awards, immediately. For cash-settled awards, fair value is remeasured at each reporting date such that the cumulative expense recognized equals the cash distributed.

  Refer to Note 27 for more information

Other compensation plans

UBS has established deferred compensation plans that are settled in cash or financial instruments other than UBS equity, the amount of which may be fixed or may vary based on the achievement of specified performance conditions or the value of specified underlying assets. Compensation expense is recognized over the period that the employee provides services to become entitled to the award. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date. Where no future service is required, such as for employees who are retirement-eligible or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. The amount recognized is based on the present value of the amount expected to be paid under the plan and is remeasured at each reporting date, so that the cumulative expense recognized equals the cash or the fair value of respective financial instruments distributed.

  Refer to Note 27 for more information

Pension and other post-employment benefit plans

7) Pension and other post-employment benefit plans

UBS sponsors various post-employment benefit plans for its employees worldwide, which include defined benefit and defined contribution pension plans, and other post-employment benefits such as medical and life insurance benefits that are payable after the completion of employment.

  Refer to Note 26 for more information

Defined benefit pension plans

Defined benefit pension plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors, such as age, years of service and compensation. The defined benefit liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of the plan assets at the balance sheet date with changes resulting from remeasurements recorded immediately in Other comprehensive income. If the fair value of the plan assets is higher than the present value of the defined benefit obligation, the recognition of the resulting net defined benefit asset is limited to the present value of economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. UBS applies the projected unit credit method to determine the present value of its defined benefit obligations, the related current service cost and, where applicable, past service cost. The projected unit credit method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. These amounts, which take into account the specific features of each plan, including risk sharing between employee and employer, are calculated periodically by independent qualified actuaries.

Critical accounting estimates and judgments

The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined using a number of economic and demographic assumptions. A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit liability or asset and pension expense recognized. The most significant assumptions include life expectancy, the discount rate, expected salary increases, pension increases and, in addition for the Swiss plan and one of the US defined benefit pension plans, interest credits on retirement savings account balances. Life expectancy is determined by reference to published mortality tables. The discount rate is determined by reference to the rates of return on high-quality fixed-income investments of appropriate currency and term at the measurement date. The assumption for salary increases reflects the long-term expectations for salary growth and takes into account historical salary development by age groups, expected inflation and expected supply and demand in the labor market. A sensitivity analysis for reasonable possible movements in each significant assumption for UBS‘s post-employment obligations is provided within Note 26.

Defined contribution plans

A defined contribution plan is a pension plan under which UBS pays fixed contributions into a separate entity from which post-employment and other benefits are paid. UBS has no legal or constructive obligation to pay further contributions if the plan does not hold sufficient assets to pay employees the benefits relating to employee service in the current and prior periods. UBS’s contributions are expensed when the employees have rendered services in exchange for such contributions. This is generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Other post-employment benefits

UBS also provides post-employment medical insurance benefits to certain retirees in the US and the UK. The expected costs of these benefits are recognized over the period of employment using the same accounting methodology used for defined benefit pension plans.

Income taxes

8) Income taxes

UBS is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS has business operations.

The Group’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods.

Deferred taxes are recognized for temporary differences between the carrying amounts and tax bases of assets and liabilities that will result in taxable or deductible amounts in future periods and are measured using the applicable tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and which will be in effect when such differences are expected to reverse.

Deferred tax assets arise from a variety of sources, the most significant being: (i) tax losses that can be carried forward to be used against profits in future years and (ii) expenses recognized in the Group‘s income statement that are not deductible until the associated cash flows occur. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available against which these differences can be used. When an entity or tax group has a history of recent losses, deferred tax assets are only recognized to the extent there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.

Deferred tax liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the balance sheet that reflect the expectation that certain items will give rise to taxable income in future periods.

Deferred and current tax assets and liabilities are offset when (i) they arise in the same tax reporting group, (ii) they relate to the same tax authority, (iii) the legal right to offset exists and (iv) they are intended to be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement except for current and deferred taxes recognized (i) upon the acquisition of a subsidiary, (ii) for unrealized gains or losses on financial instruments that are classified as available for sale, (iii) for changes in fair value of derivative instruments designated as cash flow hedges, (iv) for remeasurements of defined benefit plans, (v) for certain foreign currency translations of foreign operations and (vi) for gains and losses on the sale of treasury shares. Amounts relating to points (ii), (iii), (iv) and (v) are recognized in Other comprehensive income within Equity.

Critical accounting estimates and judgments

Tax laws are complex and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its deferred tax assets, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing deferred tax assets. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

The level of deferred tax asset recognition is influenced by management’s assessment of UBS’s future profitability based on relevant business plan forecasts. Existing assessments are reviewed and, if necessary, revised to reflect changed circumstances. This review is conducted annually, in the second half of each year, but adjustments may be made at other times, if required. In a situation where recent losses have been incurred, convincing evidence that there will be sufficient future profitability is required.

If profit forecast assumptions in future periods deviate from the current outlook, the value of UBS’s deferred tax assets may be affected. Any increase or decrease in the carrying amount of deferred tax assets would primarily be recognized through the income statement but would not affect cash flows.

Judgment is also required to forecast the expected outcome of uncertain tax positions that may require the interpretation of tax laws and the resolution of any income tax-related appeals or litigation that are incorporated into the estimate of income and deferred tax.

  Refer to Note 8 for more information

Investment in associates

9) Investment in associates

Entities where UBS has significant influence over the financial and operating policies of the entity, but does not have control, are classified as investments in associates and accounted for under the equity method of accounting. Typically, UBS has significant influence when it holds or has the ability to hold between 20% and 50% of a company’s voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased after the date of acquisition to recognize the Group’s share of the investee’s comprehensive income and any impairment losses.

The net investment in an associate is impaired if there is objective evidence of a loss event and the carrying value of the investment in the associate is below its recoverable amount.

  Refer to Note 28 for more information

Property, equipment and software

10) Property, equipment and software

Property, equipment and software includes own-used properties, leasehold improvements, information technology hardware, externally purchased and internally generated software, as well as communication and other similar equipment. Property, equipment and software is carried at cost less accumulated depreciation and impairment losses and is reviewed at each reporting date for indication for impairment. Software development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits will arise. Depreciation of property, equipment and software begins when they are available for use, that is, when they are in the location and condition necessary for them to be capable of operating in the manner intended by management. Depreciation is calculated on a straight-line basis over an asset‘s estimated useful life. The estimated useful economic lives of UBS‘s property, equipment and software are:

  properties, excluding land: ≤ 67 years
  IT hardware and communication equipment: ≤ 7 years
  other machines and equipment: ≤ 10 years
  software: ≤ 10 years
  leasehold improvements: shorter of the lease term or the economic life of asset (typically ≤ 20 years)
  Refer to Note 14 for more information

Goodwill and intangible assets

11) Goodwill and intangible assets

Goodwill represents the excess of the cost of an acquisition over the fair value of the Group‘s share of net identifiable assets of the acquired entity at the date of the acquisition. Goodwill is not amortized, but at the end of each reporting period or when indicators of impairment exist, UBS assesses whether there is any indication that goodwill is impaired. If such indicators exist, UBS is required to test the goodwill for impairment. Irrespective of whether there is any indication of impairment, UBS tests goodwill for impairment annually. UBS considers the segments, as reported in Note 2a, as separate cash-generating units, since this is the level at which the performance of investments is reviewed and assessed by management. The impairment test is performed for each segment to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, to the carrying amount of the respective segment. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of UBS‘s goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce net profit and equity, but would not affect cash flows.

Intangible assets are comprised of separately identifiable intangible items arising from business combinations and certain purchased trademarks and similar items. Intangible assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over their estimated useful life, generally not exceeding 20 years. In rare cases, intangible assets can have an indefinite useful life, in which case they are not amortized. At each reporting date, intangible assets are reviewed for indications of impairment. If such indications exist, the intangible assets are analyzed to assess whether their carrying amount is fully recoverable. An impairment loss is recognized if the carrying amount exceeds the recoverable amount.

Critical accounting estimates and judgments

UBS‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders in years one to three, (ii) changes in the discount rates and (iii) changes in the long-term growth rate. Key assumptions used to determine the recoverable amounts of each segment are tested for sensitivity by applying a reasonably possible change to those assumptions. Refer to Note 15 for the discussion of how the reasonably possible changes in those key assumptions may affect the results delivered by UBS‘s model for goodwill impairment testing.

  Refer to Notes 2 and 15 for more information

Provisions and contingent liabilities

12) Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount, and are recognized when (i) UBS has a present obligation as a result of a past event, (ii) it is probable that an outflow of resources will be required to settle the obligation and (iii) a reliable estimate of the amount of the obligation can be made.

The majority of UBS’s provisions relate to litigation, regulatory and similar matters, restructuring, employee benefits, real estate and loan commitments and guarantees.

The Group recognizes provisions for litigation, regulatory and similar matters when, in the opinion of management after seeking legal advice, it is more likely than not that the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required, and the amount can be reliably estimated. Where these factors are otherwise satisfied, a provision may be established for claims that have not yet been asserted against the Group, but are nevertheless expected to be, based on the Group’s experience with similar asserted claims.

Restructuring provisions are recognized when a detailed and formal restructuring plan has been approved and a valid expectation has been raised that the restructuring will be carried out, either through commencement of the plan or announcements to affected employees.

Provisions are recognized for lease contracts if the unavoidable costs of a contract exceed the benefits expected to be received under it (onerous lease contracts). For example, this may occur when a significant portion of a leased property is expected to be vacant for an extended period.

Provisions for employee benefits are recognized mainly in respect of service anniversaries and sabbatical leave.

Provisions are recognized at the best estimate of the consideration required to settle the present obligation at the balance sheet date. Such estimates are based on all available information and are revised over time as more information becomes available. If the effect of the time value of money is material, provisions are discounted and measured at the present value of the expenditure expected to settle or discharge the obligation, using a rate that reflects the current market assessments of the time value of money and the risks specific to the obligation.

Provisions that are similar in nature are aggregated to form a class, while the remaining provisions, including those of less significant amounts, are presented under Other provisions. Provisions are presented separately on the balance sheet and, when they are no longer considered uncertain in timing or amount, are reclassified to Other liabilities – Other.

When all conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow of resources is remote, in which case no provision is recognized and no contingent liability is reported. Contingent liabilities are also disclosed for possible obligations that arise from past events whose existence will be confirmed only by uncertain future events not wholly within the control of UBS. Such disclosures are not made if it is not practicable to do so.

Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the probability, timing and amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties making their outcome difficult to predict. Such matters may involve unique fact patterns or novel legal theories, proceedings that have not yet been initiated or are at early stages of adjudication, or as to which alleged damages have not been quantified by the claimants. Determining whether an obligation exists as a result of a past event and estimating the probability, timing and amount of any potential outflows is based on a variety of assumptions, variables, and known and unknown uncertainties.

The amount of any provision recognized is sensitive to the assumptions used and there could be a wide range of possible outcomes for any particular matter.

Statistical or other quantitative analytical tools are of limited use in determining whether to establish or determine the amount of provisions in the case of litigation, regulatory or similar matters. Furthermore, information currently available to management may be incomplete or inaccurate, increasing the risk of erroneous assumptions with regard to the future development of such matters. Management regularly reviews all the available information regarding such matters, including legal advice, which is a significant consideration, to assess whether the recognition criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.

  Refer to Note 20 for more information

Foreign currency translation

13) Foreign currency translation

Transactions denominated in a foreign currency are translated into the functional currency of the reporting entity at the spot exchange rate on the date of the transaction. At the balance sheet date, all monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the closing exchange rate. Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction. Foreign currency translation differences on non-monetary financial assets classified as available for sale are generally recorded directly in Equity until the asset is sold or becomes impaired. However, translation differences on available-for-sale monetary financial assets are reported in Net trading income on an amortized-cost basis, along with all other foreign currency translation differences on monetary assets and liabilities.

Upon consolidation, assets and liabilities of foreign operations are translated into Swiss francs (CHF), UBS’s presentation currency, at the closing exchange rate on the balance sheet date, and income and expense items are translated at the average rate for the period. The resulting foreign currency translation differences attributable to shareholders are recognized directly in Foreign currency translation within Equity, which forms part of Total equity attributable to shareholders, whereas the foreign currency translation differences attributable to non-controlling interests are shown within Equity attributable to non-controlling interests.

When a foreign operation is disposed or partially disposed of and UBS loses control over the foreign operation, the cumulative amount of foreign currency translation differences within Total equity attributable to shareholders and Equity attributable to non-controlling interests related to that foreign operation is reclassified to the income statement as part of the gain or loss on disposal. When UBS disposes of a portion of its interest in a subsidiary that includes a foreign operation but retains control, the related portion of the cumulative currency translation balance is reclassified to Equity attributable to non-controlling interests.

  Refer to Note 34 for more information

Equity, treasury shares and contracts on UBS Group AG shares

14) Equity, treasury shares and contracts on UBS Group AG shares

Non-controlling interests

Net profit is split into Net profit attributable to shareholders and Net profit attributable to non-controlling interests (including net profit attributable to preferred noteholders, if any). Similarly, Equity is split into Equity attributable to shareholders and Equity attributable to non-controlling interests (including equity attributable to preferred noteholders, if any).

UBS Group AG shares held (treasury shares)

UBS Group AG shares held by the Group are presented in Equity as Treasury shares at their acquisition cost and are deducted from Equity until they are canceled or reissued. The difference between the proceeds from sales of treasury shares and their weighted average cost (net of tax, if any) is reported as Share premium.

Net cash settlement contracts

Contracts on UBS Group AG shares that require net cash settlement, or provide the counterparty or UBS with a settlement option that includes a choice of settling net in cash, are classified as held for trading derivatives, with changes in fair value reported in the income statement as Net trading income.

Leasing

15) Leasing

UBS enters into lease contracts, or contracts that include lease components, predominantly of premises and equipment, and primarily as lessee. Leases that transfer substantially all the risks and rewards, but not necessarily legal title in the underlying assets, are classified as finance leases. All other leases are classified as operating leases. UBS is not a lessee in any material finance leases.

Lease contracts classified as operating leases where UBS is the lessee include non-cancelable long-term leases of office buildings in most UBS locations. Operating lease rentals payable are recognized as an expense on a straight-line basis over the lease term, which commences with control of the physical use of the property. Lease incentives are treated as a reduction of rental expense and are recognized on a consistent basis over the lease term.

Where UBS acts as lessor under a finance lease, a receivable is recognized in Loans at an amount equal to the present value of the aggregate of the minimum lease payments plus any unguaranteed residual value that UBS expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated to repayment of the outstanding receivable and interest income to reflect a constant periodic rate of return on UBS’s net investment using the interest rate implicit in the lease. UBS reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall.

Certain arrangements do not take the legal form of a lease but convey a right to use an asset in return for a payment or series of payments. For such arrangements, UBS determines at the inception of the arrangement whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets, and if so, the arrangement is accounted for as a lease.

  Refer to Notes 10 and 31 for more information

UBS AG
Significant Accounting Policies 2 [Line Items]
Basis of accounting

Basis of accounting

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in Swiss francs (CHF), which is also the functional currency of UBS AG’s Head Office and its Swiss-based operations.

Disclosures provided in the “Risk, treasury and capital management” section of this report that are marked as audited form an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments: Disclosures and IAS 1, Presentation of Financial Statements and are not repeated in this section.

The accounting policies described in this Note have been applied consistently in all years presented unless otherwise stated in Note 1b.

Critical accounting estimates and judgments

Critical accounting estimates and judgments

Preparation of these Financial Statements under IFRS requires management to apply judgment and make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses and disclosure of contingent assets and liabilities, and may involve significant uncertainty at the time they are made. Such estimates and assumptions are based on the best available information. UBS AG regularly reassesses the estimates and assumptions, which encompass historical experience, expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions and it updates them as necessary. Changes in those estimates and assumptions may have a significant impact on the Financial Statements. Further, actual results may differ significantly from UBS AG’s estimates, which could result in significant loss to it, beyond what it anticipated or provided for.

The following areas contain estimation uncertainty or require critical judgment and have a significant effect on the amounts recognized in the Financial Statements:

  fair value of financial instruments (refer to item 3f in this Note and to Note 22)
  allowances and provisions for credit losses (refer to item 3g in this Note and to Note 11)
  pension and other post-employment benefit plans (refer to item 7 in this Note and to Note 26)
  income taxes (refer to item 8 in this Note and to Note 8)
  goodwill (refer to item 11 in this Note and to Note 15)
  provisions and contingent liabilities (refer to item 12 in this Note and to Note 20)
  consolidation of structured entities (refer to item 1 in this Note and to Note 28).

Consolidation Structured entities

1) Consolidation

a. Consolidation principles

The Financial Statements comprise the financial statements of UBS AG and its subsidiaries, presented as a single economic entity, whereby intercompany transactions and balances have been eliminated. UBS AG consolidates all entities that it controls, including controlled structured entities (SEs), which is the case when it has (i) power over the relevant activities of the entity, (ii) exposure to an entity‘s variable returns and (iii) the ability to use its power to affect its own returns.

Where an entity is governed by voting rights, control is generally indicated by a direct shareholding of more than one-half of the voting rights.

In other cases, the assessment of control is more complex and requires greater use of judgment. Where UBS AG has an interest in an entity that absorbs variability, UBS AG considers whether it has power over the relevant activities of the entity that allows it to affect the variability of its returns. Consideration is given to all facts and circumstances to determine whether UBS AG has power over another entity; that is, the current ability to direct the relevant activities of an entity when decisions about those activities need to be made. Factors such as the purpose and design of the entity, rights held through contractual arrangements, such as call rights, put rights or liquidation rights, as well as potential decision-making rights are all considered in this assessment. Where UBS AG has power over the relevant activities, a further assessment is made to determine whether, through that power, it has the ability to affect its own returns by assessing whether power is held in a principal or agent capacity. Consideration is given to (i) the scope of decision-making authority, (ii) rights held by other parties, including removal or other participating rights, and (iii) exposure to variability, including remuneration, relative to total variability of the entity as well as whether that exposure is different from that of other investors. If, after review of these factors, UBS AG concludes that it can exercise its power to affect its own returns, the entity is consolidated.

Subsidiaries, including SEs, are consolidated from the date when control is obtained and are deconsolidated from the date when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change to one or more of the elements required to establish that control is present.

  Refer to Note 28 for more information

b. Structured entities

UBS AG sponsors the formation of SEs and interacts with non-sponsored SEs for a variety of reasons, including allowing clients to obtain or be exposed to particular risk profiles, to provide funding or to sell or purchase credit risk. An SE is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Such entities generally have a narrow and well-defined objective and include those historically referred to as special purpose entities, as well as some investment funds. UBS AG assesses whether an entity is an SE by considering the nature of the activities of the entity as well as the substance of voting or similar rights afforded to other parties, including investors and independent boards or directors. UBS AG considers rights such as the ability to liquidate the entity or remove the decision maker to be similar to voting rights when the holder has the substantive ability to exercise such rights without cause. In the absence of such rights or in cases where the existence of such rights cannot be fully established, the entity is considered to be an SE.

The classes of SEs with which UBS AG is involved include:

  Securitization structured entities are established to issue securities to investors that are backed by assets held by the SE and whereby (i) significant credit risk associated with the securitized exposures has been transferred to third parties and (ii) there is more than one risk position or tranche issued by the securitization vehicle in line with the Basel III securitization definition. All securitization entities are classified as SEs.
  Client investment structured entities are established predominantly for clients to invest in specific assets or risk exposures through purchasing notes issued by the SE, predominantly on a fixed-term basis. The SE may source assets via a transfer from UBS AG or through an external market transaction. In some cases, UBS AG may enter into derivatives with the SE to either align the cash flows of the entity with the investor’s intended investment objective or to introduce other desired risk exposures. In certain cases, UBS AG may have interests in a third-party-sponsored SE to hedge specific risks or participate in asset-backed financing.
  Investment fund structured entities have a collective investment objective, are managed by an investment manager and are either passively managed, so that any decision making does not have a substantive effect on variability, or are actively managed and investors or their governing bodies do not have substantive voting or similar rights. UBS AG creates and sponsors a large number of funds in which it may have an interest through the receipt of variable management fees and / or a direct investment. In addition, UBS AG has interests in a number of funds created and sponsored by third parties, including exchange-traded funds and hedge funds, to hedge issued structured products.

When UBS AG does not consolidate an SE, but has an interest in an SE or has sponsored an SE, disclosures are provided on the nature of these interests and sponsorship activities.

Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and requires the use of significant judgment. As the nature and extent of UBS AG’s involvement are unique to each entity, there is no uniform consolidation outcome by entity. Certain entities within a class may be consolidated while others may not.

  Refer to Note 28 for more information

Segment reporting

2) Segment reporting

As of 31 December 2017, UBS AG‘s businesses were organized globally into five business divisions: Wealth Management, Wealth Management Americas, Personal & Corporate Banking, Asset Management and the Investment Bank, all of which were supported by Corporate Center. The five business divisions qualify as reportable segments for the purpose of segment reporting and, together with Corporate Center, reflect the management structure of UBS AG. Corporate Center – Non-core and Legacy Portfolio is managed and reported as a separate reportable segment within Corporate Center. Financial information about the five business divisions and Corporate Center (with its units: Services, Group Asset and Liability Management (Group ALM), Non-core and Legacy Portfolio) is presented separately in internal reporting to management.

UBS AG’s internal accounting policies, which include management accounting policies and service level agreements, determine the revenues and expenses directly attributable to each reportable segment. Transactions between the reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable segments. Revenue-sharing agreements are used to allocate external client revenues to reportable segments where several reportable segments are involved in the value creation chain. Commissions are credited to the reportable segments based on the corresponding client relationship. Total intersegment revenues for UBS AG are immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements. Net interest income is generally allocated to the reportable segments based on their balance sheet positions. Interest income earned from managing UBS AG’s consolidated equity is allocated to the reportable segments based on average attributed equity. Assets and liabilities of the reportable segments are funded through and invested with Corporate Center – Group ALM, and the net interest margin is reflected in the results of each reportable segment.

Segment assets are based on a third-party view and do not include intercompany balances. This view is in line with internal reporting to management. Certain assets managed centrally by Corporate Center – Services and Corporate Center – Group ALM may be allocated to other segments on a basis different to that on which the corresponding costs or revenues are allocated. For example, certain assets that are reported in Corporate Center – Services or Corporate Center – Group ALM may be retained on the balance sheet of these components of Corporate Center notwithstanding that the costs or revenues associated with these assets may be entirely or partly allocated to the segments. Similarly, certain assets are reported in the business divisions, whereas the corresponding costs or revenues are entirely or partly allocated to Corporate Center – Services and Corporate Center – Group ALM.

Non-current assets disclosed for segment reporting purposes represent assets that are expected to be recovered more than twelve months after the reporting date, excluding financial instruments, deferred tax assets, post-employment benefits and rights arising under insurance contracts.

  Refer to Notes 1c and 2 for more information

Financial instruments

3) Financial instruments

a. Recognition

UBS recognizes financial instruments when it becomes a party to the contractual provisions of the instrument. UBS applies settlement date accounting to all regular way purchases and sales of financial instruments.

In transactions in which UBS acts as a transferee, to the extent that the transfer of a financial asset does not qualify for derecognition by the transferor, UBS does not recognize the transferred asset as its asset.

UBS also acts in a fiduciary capacity, which results in the holding or placing of assets on behalf of individuals, trusts, retirement benefit plans and other institutions. Unless the recognition criteria are satisfied, these assets are not recognized on UBS’s balance sheet. Consequently, the related income is excluded from these Financial Statements.

Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement, regulation or practice, the Group neither obtains benefits from nor controls the client cash balances.

b. Classification, measurement and presentation

Upon initial recognition, UBS records financial instruments at fair value plus, for financial instruments not measured at fair value through profit or loss, directly attributable transaction costs. After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with IAS 39, Financial Instruments: Recognition and Measurement as described in the following table.

  Refer to Note 25a for an overview of financial assets and liabilities by IAS 39 category
  Refer to the balance sheet for references to Notes that provide information on the composition of individual financial asset and liability categories

Financial assets

classification

Significant items included

Measurement and presentation

Held for trading

All derivatives with a positive replacement value, except those that are designated and effective hedging instruments.

Any other financial asset acquired principally for the purpose of selling or repurchasing in the near term, or part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans), equity instruments, and assets held under unit-linked investment contracts.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Net trading income, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Positive replacement values.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Trading portfolio assets.

Financial assets designated at fair value through profit or loss are presented as Financial assets designated at fair value.

Designated at fair value through profit or loss

A financial asset may be designated at fair value through profit or loss only upon initial recognition and this designation is irrevocable.

The fair value option can be applied only if one of the following criteria is met:

  the financial instrument is a hybrid instrument that includes a substantive embedded derivative;
  the financial instrument is part of a portfolio that is risk managed on a fair value basis and reported to senior management on that basis; or
  the application of the fair value option eliminates or significantly reduces an accounting mismatch that would otherwise arise.

UBS designated at fair value through profit or loss the following financial assets:

  Certain structured loans, reverse repurchase and securities borrowing agreements that are managed on a fair value basis.
  Loans that are hedged predominantly with credit derivatives. These instruments are designated at fair value to eliminate an accounting mismatch.
  Certain debt securities held as high-quality liquid assets (HQLA) and managed by Corporate Center – Group ALM on a fair value basis.
  Assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets are designated at fair value in order to eliminate an accounting mismatch that would otherwise arise due to the liability being measured on a fair value basis.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Net trading income, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Positive replacement values.

Bifurcated embedded derivatives are measured at fair value, but presented on the same balance sheet line as the host contract measured at amortized cost.

The presentation of fair value changes on derivatives that are designated and effective hedging instruments differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Financial assets held for trading (other than derivatives) are presented as Trading portfolio assets.

Financial assets designated at fair value through profit or loss are presented as Financial assets designated at fair value.

Loans and receivables (amortized cost)

Non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are not assets for which the Group may not recover substantially all of its initial net investment for reasons other than credit deterioration. This classification includes:

  cash and balances with central banks
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  secured loans, including reverse repurchase agreements, receivables under stock borrowing and Lombard loans, and unsecured loans certain securities held within Corporate Center – Non-core and Legacy Portfolio trade and lease receivables.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments are deferred and amortized over the life of the loan using the effective interest rate method.

Loans and receivables are presented on the balance sheet primarily as Cash and balances with central banks, Due from banks, Loans, Cash collateral on securities borrowed, Reverse repurchase agreements and Cash collateral receivables on derivative instruments.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to items 3d and 3j in this Note) are presented within Cash collateral receivables on derivative instruments.

Financial assets

classification

Significant items included

Measurement and presentation

Available for sale

Financial assets classified as available for sale are non-derivative financial assets that are not classified as held for trading, designated at fair value through profit or loss, or loans and receivables. This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM, certain asset-backed securities managed by Corporate Center – Group ALM, as well as investment fund holdings and strategic and commercial equity investments.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are sold, collected or otherwise disposed of, or until any such investment is determined to be impaired (refer to item 3i in this Note). Upon disposal, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

Interest and dividend income are recognized in the income statement in accordance with item 3c in this Note. Refer to item 13 in this Note for information on the treatment of foreign exchange translation gains and losses.

Held to maturity

Non-derivative financial assets with fixed or determinable payments and fixed maturities for which UBS has the positive intention and ability to hold to maturity.

This classification mainly includes debt securities held as HQLA and managed by Corporate Center – Group ALM.

Measured at amortized cost using the effective interest rate method less allowances for credit losses (refer to items 3c and 3g in this Note).

Financial liabilities

classification

Significant items included

Measurement and presentation

Held for trading

  Obligations to deliver financial instruments, such as debt and equity instruments, that UBS has sold to third parties, but does not own (short positions).
  All derivatives with a negative replacement value, except those that are designated and effective hedging instruments.

Measurement of trading liabilities follows the same principles as for held for trading assets, and measurement of liabilities designated at fair value through profit or loss follows the same principles as for assets designated at fair value through profit or loss.

Presented as Trading portfolio liabilities and Financial liabilities designated at fair value, respectively.

Derivative liabilities are generally presented as Negative replacement values.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Amounts due under unit-linked investment contracts are presented as Other liabilities.

Designated at fair value through profit or loss

UBS designated at fair value through profit or loss the following financial liabilities:

  Issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes.
  Issued debt instruments managed on a fair value basis.
  Loan commitments that are hedged predominantly with credit derivatives and hence eliminate an accounting mismatch.

Measurement of trading liabilities follows the same principles as for held for trading assets, and measurement of liabilities designated at fair value through profit or loss follows the same principles as for assets designated at fair value through profit or loss.

Presented as Trading portfolio liabilities and Financial liabilities designated at fair value, respectively.

Derivative liabilities are generally presented as Negative replacement values.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to item 3k in this Note for more information).

Amounts due under unit-linked investment contracts are presented as Other liabilities.

Amortized cost

This classification includes:

  Demand and time deposits, retail savings / deposits, cash collateral on securities lent, non-structured fixed-rate bonds, subordinated debt, certificates of deposit, covered bonds.
  Cash collateral payables on derivative instruments.

Measured at amortized cost using the effective interest rate method.

Amortized cost liabilities are presented on the balance sheet primarily as Due to banks, Due to customers, Cash collateral on securities lent, Repurchase agreements, Cash collateral payables on derivative instruments and Debt issued.

Amounts arising from ETD and certain OTC derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to items 3d and 3j of this Note ) are presented within Cash collateral payables on derivative instruments.

e. Securities borrowing / lending and repurchase / reverse repurchase transactions

Securities borrowing / lending and repurchase / reverse repurchase transactions are generally entered into on a collateralized basis. In such transactions, UBS typically borrows or lends equity and debt securities in exchange for securities or cash collateral.

These transactions are treated as collateralized financing transactions where the securities transferred / received are not derecognized or recognized on balance sheet. Securities transferred / received with the right to resell or repledge are disclosed separately.

In reverse repurchase and securities borrowing agreements, the cash delivered is derecognized and a corresponding receivable, including accrued interest, is recorded in the balance sheet lines Reverse repurchase agreements and Cash collateral on securities borrowed, respectively, representing UBS’s right to receive the cash. Similarly, in repurchase and securities lending agreements, the cash received is recognized and a corresponding obligation, including accrued interest, is recorded in the balance sheet lines Repurchase agreements and Cash collateral on securities lent, respectively. Additionally, the sale of securities that is settled by delivering securities received in reverse repurchase or securities borrowing transactions triggers the recognition of a trading liability.

Repurchase and reverse repurchase transactions with the same counterparty, maturity, currency and central securities depository (CSD) are generally presented net, subject to meeting the netting requirements described in item 3j of this Note.

  Refer to Notes 23 and 24 for more information

h. Restructured loans

A renegotiated or restructured loan is a loan for which the terms have been modified or for which additional collateral has been requested that was not contemplated in the original contract.

Typical key features of terms and conditions granted through restructuring to avoid default include special interest rates, postponement of interest or principal payments, debt / equity swaps, modification of the schedule of repayments, subordination or amendment of loan maturity. There is no change in the EIR following a renegotiation.

If a loan is restructured with preferential conditions (i.e., new or modified terms and conditions are agreed upon that do not meet the normal market criteria for the quality of the obligor and the type of loan), it is classified as defaulted. It will remain so until the loan is collected, written off or non-preferential conditions are granted that supersede the preferential conditions.

Concessions granted where there is no evidence of financial difficulty, or where any changes to terms and conditions are within UBS‘s usual risk appetite, are not deemed restructured.

A restructuring of a loan could lead to a fundamental change in the terms, resulting in the original loan being derecognized and a new loan being recognized.

If a loan is derecognized in these circumstances, the new loan is measured at fair value at initial recognition. Any allowance taken to date against the original loan is derecognized and is not attributed to the new loan. Consequently, the new loan is assessed for impairment on an individual basis. If the loan is not impaired, the loan is included within the general collective loan assessment for the purpose of measuring credit losses.

m. Financial liabilities

Debt issued

Debt issued is carried at amortized cost, including contingent capital instruments that contain contractual provisions under which the principal amounts would be written down upon either a specified CET1 ratio breach or a determination by FINMA that a viability event has occurred. Such contractual provisions are not derivatives as the underlying is deemed to be a non-financial variable specific to a party to the contract. Where there is a legal bail-in mechanism for write-down or conversion into equity (as is the case, for instance, with senior unsecured debt issued by UBS AG that is subject to write-down or conversion under resolution authority granted to FINMA under Swiss law), such mechanism does not form part of the contractual terms and, therefore, also does not affect the amortized cost accounting treatment applied to these instruments. If the debt were to be written down or converted into equity in a future period, this would result in the full or partial derecognition of the financial liabilities, with the difference between the carrying value of the debt written down or converted into equity and the fair value of any equity shares issued recognized in the income statement.

In cases where, as part of UBS AG’s risk management activity, fair value hedge accounting is applied to fixed-rate debt instruments carried at amortized cost, their carrying amount is adjusted for changes in fair value related to the hedged exposure. Refer to item 3k for more information on hedge accounting.

Obligations of UBS AG arising from funding it has received from UBS Group AG or its subsidiaries, which are not within the UBS AG scope of consolidation, are presented as Due to customers.

Debt issued and subsequently repurchased in relation to market-making or other activities is treated as redeemed. A gain or loss on redemption (depending on whether the repurchase price of the bond is lower or higher than its carrying value) is recorded in Other income. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

Financial liabilities designated at fair value

UBS AG uses the fair value option to designate certain issued debt instruments as financial liabilities designated at fair value through profit or loss, on the basis that such financial instruments include embedded derivatives and / or are managed on a fair value basis (refer to item 3b in this Note for more information).

n. Own credit

From 1 January 2016 onward, changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings and will not be reclassified to the income statement in future periods.

o. Loan commitments

Loan commitments are arrangements under which clients can borrow stipulated amounts under defined terms and conditions.

Loan commitments that can be canceled at any time by UBS AG at its discretion are neither recognized on the balance sheet nor included in off-balance sheet disclosures.

Loan commitments that cannot be canceled by UBS AG once the commitments are communicated to the beneficiary or which are revocable only due to automatic cancelation upon deterioration in a borrower’s creditworthiness are considered irrevocable and are classified as (i) derivative loan commitments measured at fair value through profit or loss, (ii) loan commitments designated at fair value through profit or loss or (iii) other loan commitments. Other loan commitments are not recorded on the balance sheet, but a provision is recognized through profit or loss if it is probable that a loss has been incurred and a reliable estimate of the amount of the obligation can be made. Any change in the liability relating to these other loan commitments is recorded in the income statement in Credit loss expense / recovery.

When a client draws on a commitment, the resulting loan is classified as a (i) trading asset, consistent with the associated derivative loan commitment, (ii) financial asset designated at fair value through profit or loss, consistent with the loan commitment designated at fair value through profit or loss or as a (iii) loan, when the associated loan commitment is accounted for as other loan commitment.

Interest income and expense

c. Interest income and expense

Interest income or expense is determined by reference to a financial instrument‘s amortized-cost basis calculated using the effective interest rate (EIR) method. UBS also uses this method to determine the interest income and expense for financial instruments (excluding derivatives) measured at fair value through profit or loss. Interest income or expense on financial instruments measured at amortized cost, debt instruments measured at fair value through profit or loss and available-for-sale financial assets are presented within Net interest income. In addition, Net interest income includes the interest income and expense on derivatives designated as hedging instruments in effective hedge relationships and forward points on certain short duration foreign exchange contracts.

Upfront fees, including loan commitment fees where a loan is expected to be issued, and direct costs are included within the initial measurement of a financial instrument measured at amortized cost or classified as available for sale. Such fees and costs are therefore recognized over the expected life of the instrument as part of its EIR.

Fees related to loan commitments where no loan is expected to be issued, as well as loan syndication fees where UBS does not retain a portion of the syndicated loan or where UBS does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants, are included in Net fee and commission income.

Interest income on financial assets, excluding derivatives, is included in Interest income when positive and in Interest expense when negative, because negative interest income arising on a financial asset does not meet the definition of revenue. Similarly, interest expense on financial liabilities, excluding derivatives, is included in Interest expense, except when interest rates are negative, in which case it is included in Interest income. Dividend income on all financial assets is included in Interest income.

  Refer to item 3k in this Note and Note 3 for more information

Derecognition of financial instruments

d. Derecognition

Financial assets

UBS derecognizes a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, thus exposing the purchaser to either substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

A financial asset is considered to have been transferred when UBS (i) transfers the contractual rights to receive the cash flows of the financial asset or (ii) retains the contractual rights to receive the cash flows of that asset, but assumes a contractual obligation to pay the cash flows to one or more entities.

Where financial assets have been pledged as collateral or in similar arrangements, they are considered to have been transferred if the counterparty has received the contractual right to the cash flows of the pledged assets, as may be evidenced, for example, by the counterparty’s right to sell or repledge the assets. Where the counterparty to the pledged financial assets has not received the contractual right to the cash flows, UBS does not consider this to be a transfer for the purposes of derecognition.

UBS enters into certain transactions where it transfers financial assets recognized on its balance sheet but retains either all or a portion of the risks and rewards of the transferred financial assets. If all or substantially all of the risks and rewards are retained, the transferred financial assets are not derecognized from the balance sheet; for example, securities lending and repurchase transactions or where financial assets are sold to a third party with a total return swap resulting in UBS retaining all or substantially all of the risks and rewards of the transferred assets. These types of transactions are accounted for as secured financing transactions as described in item 3e of this Note.

In transactions where substantially all of the risks and rewards of ownership of a financial asset are neither retained nor transferred, UBS derecognizes the financial asset if control over the asset is surrendered, and the rights and obligations retained following the transfer are recognized separately as assets and liabilities, respectively. In transfers where control over the financial asset is retained, UBS continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

Certain over-the-counter (OTC) derivative contracts and most exchange-traded futures and options contracts cleared through central clearing counterparties are considered to be settled on a daily basis through the daily margining process, as the payment or receipt of the variation margin represents legal or economic settlement of a derivative contract, which results in derecognition of the associated positive and negative replacement values.

  Refer to Note 24 for more information

Financial liabilities

UBS derecognizes a financial liability from its balance sheet when it is extinguished, that is, when the obligation specified in the contract is discharged, canceled or has expired. When an existing financial liability is exchanged for a new one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification results in derecognition of the original liability and the recognition of a new liability with any difference in the respective carrying amounts being recognized in the income statement.

Fair value of financial instruments

f. Fair value of financial instruments

UBS accounts for a significant portion of its assets and liabilities at fair value. Fair value is the price on the measurement date that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or in the most advantageous market in the absence of a principal market.

All financial instruments measured at fair value are categorized into one of three fair value hierarchy levels. Level 1 financial instruments are those for which fair values can be derived from quoted prices in active markets. Level 2 financial instruments are those for which fair values must be derived using valuation techniques for which all significant inputs are, or are based on, observable market data. Level 3 financial instruments are those for which fair values can only be derived on the basis of valuation techniques for which significant inputs are not based on observable market data.

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs require significant judgment and could affect the amount of gain or loss recorded for a particular position. Valuation techniques that rely more heavily on unobservable inputs require a higher level of judgment to calculate a fair value than those entirely based on observable inputs.

Valuation techniques, including models, that are used to determine fair values are periodically reviewed and validated by qualified personnel, independent of those who created them. Models are calibrated to ensure that outputs reflect observable market data, to the extent possible. Also, models prioritize the use of observable inputs, when available, over unobservable inputs. Judgment is required in selecting appropriate models as well as inputs for which observable data is less readily or not available.

UBS‘s valuation techniques may not fully reflect all the factors relevant to the fair value of financial instruments held. Valuations are therefore adjusted, where appropriate, to allow for additional factors, including credit risk, model risk and liquidity risk.

UBS‘s governance framework over fair value measurement is described in Note 22b.

The level of subjectivity and the degree of management judgment involved in the development of estimates and the selection of assumptions are more significant for instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less observable (Level 3 instruments) and may require adjustment to reflect factors that market participants would consider in estimating fair value, such as close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors, which are presented in Note 22d. The Group provides a sensitivity analysis of the estimated effects arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions within Note 22g.

  Refer to Note 22 for more information

Impairment of financial assets

g. Allowances and provisions for credit losses

A claim is impaired and an allowance or provision for credit losses is recognized when objective evidence demonstrates that a loss event has occurred after the initial recognition and that the loss event has an impact on the future cash flows that can be reliably estimated (incurred loss approach). UBS considers a claim to be impaired if it will be unable to collect all amounts due on it based on the original contractual terms due to credit deterioration of the issuer or counterparty. A claim can be a loan or receivable carried at amortized cost, or a commitment, such as a letter of credit, a guarantee or a similar instrument.

An allowance for credit losses is reported as a decrease in the carrying value of a financial asset. For an off-balance sheet item, such as a commitment, a provision for credit loss is reported in Provisions. Changes to allowances and provisions for credit losses are recognized in Credit loss expense / recovery.

  Refer to Notes 10 and 11 for more information

Critical accounting estimates and judgments

Allowances and provisions for credit losses are evaluated at both a counterparty-specific level and collectively. Judgment is used in making assumptions about the timing and amount of impairment losses.

Counterparty-specific allowances and provisions

Loans are evaluated individually for impairment if objective evidence indicates that a loan may be impaired. Individual credit exposures are evaluated on the basis of the borrower’s overall financial condition, resources and payment record, the prospects of support from contractual guarantors and, where applicable, the realizable value of any collateral. The impairment loss for a loan is the excess of the carrying value of the financial asset over the estimated recoverable amount. The estimated recoverable amount is the present value, calculated using the loan’s original effective interest rate, of expected future cash flows, including amounts that may result from restructuring or the liquidation of collateral. If a loan has a variable interest rate, the discount rate for calculating the recoverable amount is the current effective interest rate. Upon impairment, interest income is accrued by applying the original effective interest rate to the impaired carrying value of the loan.

All impaired loans are reviewed and analyzed at least annually. Any subsequent changes to the amounts and timing of the expected future cash flows compared with prior estimates result in a change in the allowance for credit losses and are charged or credited to Credit loss expense / recovery. An allowance for impairment is reversed only when the credit quality has improved to such an extent that there is reasonable assurance of timely collection of principal and interest in accordance with the original contractual terms of the instrument, or the equivalent value thereof. A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are credited to Credit loss expense / recovery.

Collective allowances and provisions

Collective allowances and provisions are calculated for portfolios with similar credit risk characteristics, taking into account historical loss experience and current conditions. The methodology and assumptions used are reviewed regularly to reduce any differences between estimated and actual loss experience. For all of its portfolios, UBS also assesses whether there have been any unforeseen developments that might result in impairments that are not immediately observable at a counterparty level. To determine whether an event-driven collective allowance for credit losses is required, UBS considers global economic drivers to assess the most vulnerable countries and industries. As the allowance cannot be allocated to individual loans, the loans are not considered to be impaired and interest is accrued on each loan according to its contractual terms. If objective evidence becomes available that indicates that an individual financial asset is impaired, it is removed from the group of financial assets assessed for impairment on a collective basis and is assessed separately as counterparty-specific.

i. Impairment of financial assets classified as available for sale

At each balance sheet date, UBS assesses whether indicators of impairment are present. Available-for-sale debt instruments are impaired when there is objective evidence, using the same criteria described in item 3g, that, as a result of one or more events that occurred after the initial recognition of the asset, the estimated future cash flows have decreased.

Objective evidence that there has been an impairment of an available-for-sale equity instrument is a significant or prolonged decline in the fair value of the asset. UBS uses a rebuttable presumption that such instruments are impaired where there has been a decline in fair value of more than 20% below its original cost or fair value has been below original cost for more than six months.

To the extent a financial asset classified as available for sale is determined to be impaired, the related cumulative net unrealized loss previously recognized in Other comprehensive income is reclassified to the income statement within Other income. For equity instruments, any further loss is recognized directly in the income statement, whereas for debt instruments, any further loss is recognized in the income statement only if there is additional objective evidence of impairment. After the recognition of an impairment on a financial asset classified as available for sale, increases in the fair value of equity instruments are reported in Other comprehensive income. For debt instruments, such increases in the fair value, up to amortized cost in the transaction currency, are recognized in Other income, provided that the fair value increase is related to an event occurring after the impairment loss was recorded. Increases in excess of that amount are reported in Other comprehensive income.

Netting

j. Netting

UBS nets financial assets and liabilities on its balance sheet if (i) it has the unconditional and legally enforceable right to set off the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS and its counterparties, and (ii) intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.

In assessing whether UBS intends to either settle on a net basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for substantial amounts of UBS’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements. For OTC derivative contracts, balance sheet offsetting is generally only permitted in circumstances in which a market settlement mechanism exists via an exchange or central clearing counterparty that effectively accomplishes net settlement through a daily exchange of collateral via a cash margining process. For repurchase arrangements and securities financing transactions, balance sheet offsetting may be permitted only to the extent that the settlement mechanism eliminates, or results in insignificant, credit and liquidity risk, and processes the receivables and payables in a single settlement process or cycle.

  Refer to Note 24 for more information

Description Of Accounting Policy For Derivative Financial Instruments And Hedging Explanatory

k. Hedge accounting

At the time a financial instrument is designated in a hedge relationship, UBS AG formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction and the methods that will be used to assess the effectiveness of the hedging relationship. Accordingly, UBS AG assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging instruments, primarily derivatives, have been “highly effective” in offsetting changes in the fair value or cash flows associated with the designated risk of the hedged items. A hedge is considered highly effective if the following criteria are met: (i) at inception of the hedge and throughout its life, the hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk and (ii) actual results of the hedge are within a range of 80–125%. In the case of hedging forecast transactions, the transaction must have a high probability of occurring and must present an exposure to variations in cash flows that could ultimately affect the reported net profit or loss. UBS AG discontinues hedge accounting when (i) it determines that a hedging instrument is not, or has ceased to be, highly effective as a hedge, (ii) the derivative expires or is sold, terminated or exercised, (iii) the hedged item matures, is sold or repaid or (iv) forecast transactions are no longer deemed highly probable. UBS AG may also discontinue hedge accounting voluntarily.

Hedge ineffectiveness represents the amount by which the changes in the fair value of the hedging instrument differ from changes in the fair value of the hedged item attributable to the hedged risk, or the amount by which changes in the present value of future cash flows of the hedging instrument exceed changes in the present value of expected cash flows of the hedged item. Such ineffectiveness is recorded in current period earnings in Net trading income.

Interest from derivatives designated as hedging instruments in effective fair value hedge relationships is presented within Interest income from loans and deposits and Interest expense on debt issued, within Net interest income. Interest from derivatives designated as hedging instruments in effective cash flow hedge relationships that is reclassified from other comprehensive income when the hedged transaction affects profit or loss is presented within Interest income from derivative instruments designated as cash flow hedges.

  Refer to Note 3 for more information

Fair value hedges

For qualifying fair value hedges, the change in the fair value of the hedging instrument is recognized in the income statement along with the change in the fair value of the hedged item that is attributable to the hedged risk. In fair value hedges of interest rate risk, the fair value change of the hedged item attributable to the hedged risk is reflected as an adjustment to the carrying value of the hedged item. If the hedge accounting relationship is terminated for reasons other than the derecognition of the hedged item, the adjustment to the carrying value is amortized to the income statement over the remaining term to maturity of the hedged item using the effective interest rate method. For a portfolio hedge of interest rate risk, the equivalent change in fair value is reflected within Other assets or Other liabilities. If the portfolio hedge relationship is terminated for reasons other than the derecognition of the hedged item, the amount included in Other assets or Other liabilities is amortized to the income statement over the remaining term to maturity of the hedged items using the straight-line method.

Cash flow hedges

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from Equity to the income statement.

If a cash flow hedge of forecast transactions is no longer considered effective, or if the hedge relationship is terminated, the cumulative gains or losses on the hedging derivatives previously reported in Equity remain there until the committed or forecast transactions occur and affect profit or loss. If the forecast transactions are no longer expected to occur, the deferred gains or losses are reclassified immediately to the income statement.

Hedges of net investments in foreign operations

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized directly in Equity (and presented in the statement of changes in equity and statement of comprehensive income under Foreign currency translation), while any gains or losses relating to the ineffective and / or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to the income statement.

Economic hedges that do not qualify for hedge accounting

Derivative instruments that are transacted as economic hedges, but do not qualify for hedge accounting, are treated in the same way as derivative instruments used for trading purposes (i.e., realized and unrealized gains and losses are recognized in Net trading income), except for the forward points on certain short duration foreign exchange contracts, which are reported in Net interest income.

  Refer to Note 12 for more information

l. Embedded derivatives

Derivatives may be embedded in other financial instruments (host contracts). For example, they could be represented by the conversion feature embedded in a convertible bond. Such hybrid instruments arise predominantly from the issuance of certain structured debt instruments. An embedded derivative is generally required to be separated from the host contract and accounted for as a standalone derivative instrument at fair value through profit or loss if (i) the host contract is not carried at fair value with changes in fair value reported in the income statement, (ii) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract and (iii) the terms of the embedded derivative would meet the definition of a standalone derivative, were they contained in a separate contract.

Typically, UBS AG applies the fair value option to hybrid instruments (refer to item 3b in this Note for more information), in which case bifurcation of an embedded derivative component is not required.

Financial guarantee contracts

p. Financial guarantee contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument. UBS issues such financial guarantees to banks, financial institutions and other parties on behalf of clients to secure loans, overdrafts and other banking facilities.

Certain issued financial guarantees that are managed on a fair value basis are designated at fair value through profit or loss.

Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of the amount initially recognized less cumulative amortization and, to the extent a payment under the guarantee has become probable, the present value of the expected payment. Any change in the liability relating to probable expected payments resulting from guarantees is recorded in the income statement in Credit loss expense / recovery.

Fee income

4) Fee income

UBS earns fee income from a diverse range of services it provides to its clients. Fee income can be divided into two broad categories: (i) fees earned from services that are provided over a certain period of time, such as portfolio management and advisory fees, and (ii) fees earned from providing transaction-type services, such as underwriting fees, corporate finance fees and brokerage fees.

Fees earned from services that are provided over a certain period of time are recognized ratably over the service period, with the exception of performance-linked fees or fee components with specific performance criteria. Such fees are recognized when, as of the reporting date, the performance benchmark has been met and when collectibility is reasonably assured.

Fees earned from providing transaction-type services are recognized when the service has been completed and the fee is fixed or determinable, i.e., not subject to refund or adjustment.

Fee income generated from providing a service that does not result in the recognition of a financial instrument is presented within Net fee and commission income. Fees generated from the acquisition, issue or disposal of a financial instrument are presented in the income statement in line with the balance sheet classification of that financial instrument.

  Refer to Note 4 for more information

Cash and cash equivalents

5) Cash and cash equivalents

For the purposes of the statement of cash flows, cash and cash equivalents comprise balances with an original maturity of three months or less, including cash, money market paper and balances with central and other banks.

Equity participation and other compensation plans

6) Share-based and other deferred compensation plans

UBS Group AG is the grantor of and maintains the obligation to settle share-based compensation plans that are awarded to employees of UBS AG. UBS AG recognizes the fair value of awards granted to its employees. These awards are generally subject to conditions that require employees to complete a specified period of service and, for performance shares, to satisfy specified performance conditions. Compensation expense is recognized, on a per tranche basis, over the service period based on an estimate of the number of instruments expected to vest and is adjusted to reflect actual outcomes. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date.

Where no future service is required, such as for employees who are retirement eligible or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. Such awards may remain forfeitable until the legal vesting date if certain non-vesting conditions are not met. For equity-settled awards, forfeiture events resulting from breach of a non-vesting condition do not result in an adjustment to expense.

UBS AG has no obligation to settle the awards and therefore awards over UBS Group AG shares are classified as equity-settled share-based payment transactions. Compensation expense is measured by reference to the fair value of UBS Group AG equity instruments on the date of grant adjusted, when relevant, to take into account the terms and conditions inherent in the award, including dividend rights, transfer restrictions in effect beyond the vesting date, and non-vesting conditions. Fair value is determined at the date of grant and is not remeasured unless its terms are modified such that the fair value immediately after modification exceeds the fair value immediately prior to modification. Any increase in fair value resulting from a modification is recognized as compensation expense, either over the remaining service period or, for vested awards, immediately.

  Refer to Note 27 for more information

Other compensation plans

The employees of UBS AG are granted deferred compensation plans that are settled in cash or financial instruments other than UBS AG equity, the amount of which may be fixed or may vary based on the achievement of specified performance conditions or the value of specified underlying assets. Compensation expense is recognized over the period that the employee provides services to become entitled to the award. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date. Where no future service is required, such as for employees who are retirement eligible or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized immediately on, or prior to, the date of grant. The amount recognized is based on the present value of the amount expected to be paid under the plan and is remeasured at each reporting date, so that the cumulative expense recognized equals the cash or the fair value of respective financial instruments distributed.

  Refer to Note 27 for more information

Pension and other post-employment benefit plans

7) Pension and other post-employment benefit plans

UBS sponsors various post-employment benefit plans for its employees worldwide, which include defined benefit and defined contribution pension plans, and other post-employment benefits such as medical and life insurance benefits that are payable after the completion of employment.

  Refer to Note 26 for more information

Defined benefit pension plans

Defined benefit pension plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors, such as age, years of service and compensation. The defined benefit liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of the plan assets at the balance sheet date with changes resulting from remeasurements recorded immediately in Other comprehensive income. If the fair value of the plan assets is higher than the present value of the defined benefit obligation, the recognition of the resulting net defined benefit asset is limited to the present value of economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. UBS applies the projected unit credit method to determine the present value of its defined benefit obligations, the related current service cost and, where applicable, past service cost. The projected unit credit method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. These amounts, which take into account the specific features of each plan, including risk sharing between employee and employer, are calculated periodically by independent qualified actuaries.

Critical accounting estimates and judgments

The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined using a number of economic and demographic assumptions. A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit liability or asset and pension expense recognized. The most significant assumptions include life expectancy, the discount rate, expected salary increases, pension increases and, in addition for the Swiss plan and one of the US defined benefit pension plans, interest credits on retirement savings account balances. Life expectancy is determined by reference to published mortality tables. The discount rate is determined by reference to the rates of return on high-quality fixed-income investments of appropriate currency and term at the measurement date. The assumption for salary increases reflects the long-term expectations for salary growth and takes into account historical salary development by age groups, expected inflation and expected supply and demand in the labor market. A sensitivity analysis for reasonable possible movements in each significant assumption for UBS‘s post-employment obligations is provided within Note 26.

Defined contribution plans

A defined contribution plan is a pension plan under which UBS pays fixed contributions into a separate entity from which post-employment and other benefits are paid. UBS has no legal or constructive obligation to pay further contributions if the plan does not hold sufficient assets to pay employees the benefits relating to employee service in the current and prior periods. UBS’s contributions are expensed when the employees have rendered services in exchange for such contributions. This is generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Other post-employment benefits

UBS also provides post-employment medical insurance benefits to certain retirees in the US and the UK. The expected costs of these benefits are recognized over the period of employment using the same accounting methodology used for defined benefit pension plans.

Income taxes

8) Income taxes

UBS is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS has business operations.

The Group’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods.

Deferred taxes are recognized for temporary differences between the carrying amounts and tax bases of assets and liabilities that will result in taxable or deductible amounts in future periods and are measured using the applicable tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and which will be in effect when such differences are expected to reverse.

Deferred tax assets arise from a variety of sources, the most significant being: (i) tax losses that can be carried forward to be used against profits in future years and (ii) expenses recognized in the Group‘s income statement that are not deductible until the associated cash flows occur. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available against which these differences can be used. When an entity or tax group has a history of recent losses, deferred tax assets are only recognized to the extent there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.

Deferred tax liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the balance sheet that reflect the expectation that certain items will give rise to taxable income in future periods.

Deferred and current tax assets and liabilities are offset when (i) they arise in the same tax reporting group, (ii) they relate to the same tax authority, (iii) the legal right to offset exists and (iv) they are intended to be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement except for current and deferred taxes recognized (i) upon the acquisition of a subsidiary, (ii) for unrealized gains or losses on financial instruments that are classified as available for sale, (iii) for changes in fair value of derivative instruments designated as cash flow hedges, (iv) for remeasurements of defined benefit plans, (v) for certain foreign currency translations of foreign operations and (vi) for gains and losses on the sale of treasury shares. Amounts relating to points (ii), (iii), (iv) and (v) are recognized in Other comprehensive income within Equity.

Critical accounting estimates and judgments

Tax laws are complex and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its deferred tax assets, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing deferred tax assets. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

The level of deferred tax asset recognition is influenced by management’s assessment of UBS’s future profitability based on relevant business plan forecasts. Existing assessments are reviewed and, if necessary, revised to reflect changed circumstances. This review is conducted annually, in the second half of each year, but adjustments may be made at other times, if required. In a situation where recent losses have been incurred, convincing evidence that there will be sufficient future profitability is required.

If profit forecast assumptions in future periods deviate from the current outlook, the value of UBS’s deferred tax assets may be affected. Any increase or decrease in the carrying amount of deferred tax assets would primarily be recognized through the income statement but would not affect cash flows.

Judgment is also required to forecast the expected outcome of uncertain tax positions that may require the interpretation of tax laws and the resolution of any income tax-related appeals or litigation that are incorporated into the estimate of income and deferred tax.

  Refer to Note 8 for more information

Investment in associates

9) Investment in associates

Entities where UBS has significant influence over the financial and operating policies of the entity, but does not have control, are classified as investments in associates and accounted for under the equity method of accounting. Typically, UBS has significant influence when it holds or has the ability to hold between 20% and 50% of a company’s voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased after the date of acquisition to recognize the Group’s share of the investee’s comprehensive income and any impairment losses.

The net investment in an associate is impaired if there is objective evidence of a loss event and the carrying value of the investment in the associate is below its recoverable amount.

  Refer to Note 28 for more information

Property, equipment and software

10) Property, equipment and software

Property, equipment and software includes own-used properties, leasehold improvements, information technology hardware, externally purchased and internally generated software, as well as communication and other similar equipment. Property, equipment and software is carried at cost less accumulated depreciation and impairment losses and is reviewed at each reporting date for indication for impairment. Software development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits will arise. Depreciation of property, equipment and software begins when they are available for use, that is, when they are in the location and condition necessary for them to be capable of operating in the manner intended by management. Depreciation is calculated on a straight-line basis over an asset‘s estimated useful life. The estimated useful economic lives of UBS‘s property, equipment and software are:

  properties, excluding land: ≤ 67 years
  IT hardware and communication equipment: ≤ 7 years
  other machines and equipment: ≤ 10 years
  software: ≤ 10 years
  leasehold improvements: shorter of the lease term or the economic life of asset (typically ≤ 20 years)
  Refer to Note 14 for more information

Goodwill and intangible assets

11) Goodwill and intangible assets

Goodwill represents the excess of the cost of an acquisition over the fair value of the Group‘s share of net identifiable assets of the acquired entity at the date of the acquisition. Goodwill is not amortized, but at the end of each reporting period or when indicators of impairment exist, UBS assesses whether there is any indication that goodwill is impaired. If such indicators exist, UBS is required to test the goodwill for impairment. Irrespective of whether there is any indication of impairment, UBS tests goodwill for impairment annually. UBS considers the segments, as reported in Note 2a, as separate cash-generating units, since this is the level at which the performance of investments is reviewed and assessed by management. The impairment test is performed for each segment to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, to the carrying amount of the respective segment. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of UBS‘s goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce net profit and equity, but would not affect cash flows.

Intangible assets are comprised of separately identifiable intangible items arising from business combinations and certain purchased trademarks and similar items. Intangible assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over their estimated useful life, generally not exceeding 20 years. In rare cases, intangible assets can have an indefinite useful life, in which case they are not amortized. At each reporting date, intangible assets are reviewed for indications of impairment. If such indications exist, the intangible assets are analyzed to assess whether their carrying amount is fully recoverable. An impairment loss is recognized if the carrying amount exceeds the recoverable amount.

Critical accounting estimates and judgments

UBS‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders in years one to three, (ii) changes in the discount rates and (iii) changes in the long-term growth rate. Key assumptions used to determine the recoverable amounts of each segment are tested for sensitivity by applying a reasonably possible change to those assumptions. Refer to Note 15 for the discussion of how the reasonably possible changes in those key assumptions may affect the results delivered by UBS‘s model for goodwill impairment testing.

  Refer to Notes 2 and 15 for more information

Provisions and contingent liabilities

12) Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount, and are recognized when (i) UBS has a present obligation as a result of a past event, (ii) it is probable that an outflow of resources will be required to settle the obligation and (iii) a reliable estimate of the amount of the obligation can be made.

The majority of UBS’s provisions relate to litigation, regulatory and similar matters, restructuring, employee benefits, real estate and loan commitments and guarantees.

The Group recognizes provisions for litigation, regulatory and similar matters when, in the opinion of management after seeking legal advice, it is more likely than not that the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required, and the amount can be reliably estimated. Where these factors are otherwise satisfied, a provision may be established for claims that have not yet been asserted against the Group, but are nevertheless expected to be, based on the Group’s experience with similar asserted claims.

Restructuring provisions are recognized when a detailed and formal restructuring plan has been approved and a valid expectation has been raised that the restructuring will be carried out, either through commencement of the plan or announcements to affected employees.

Provisions are recognized for lease contracts if the unavoidable costs of a contract exceed the benefits expected to be received under it (onerous lease contracts). For example, this may occur when a significant portion of a leased property is expected to be vacant for an extended period.

Provisions for employee benefits are recognized mainly in respect of service anniversaries and sabbatical leave.

Provisions are recognized at the best estimate of the consideration required to settle the present obligation at the balance sheet date. Such estimates are based on all available information and are revised over time as more information becomes available. If the effect of the time value of money is material, provisions are discounted and measured at the present value of the expenditure expected to settle or discharge the obligation, using a rate that reflects the current market assessments of the time value of money and the risks specific to the obligation.

Provisions that are similar in nature are aggregated to form a class, while the remaining provisions, including those of less significant amounts, are presented under Other provisions. Provisions are presented separately on the balance sheet and, when they are no longer considered uncertain in timing or amount, are reclassified to Other liabilities – Other.

When all conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow of resources is remote, in which case no provision is recognized and no contingent liability is reported. Contingent liabilities are also disclosed for possible obligations that arise from past events whose existence will be confirmed only by uncertain future events not wholly within the control of UBS. Such disclosures are not made if it is not practicable to do so.

Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the probability, timing and amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties making their outcome difficult to predict. Such matters may involve unique fact patterns or novel legal theories, proceedings that have not yet been initiated or are at early stages of adjudication, or as to which alleged damages have not been quantified by the claimants. Determining whether an obligation exists as a result of a past event and estimating the probability, timing and amount of any potential outflows is based on a variety of assumptions, variables, and known and unknown uncertainties.

The amount of any provision recognized is sensitive to the assumptions used and there could be a wide range of possible outcomes for any particular matter.

Statistical or other quantitative analytical tools are of limited use in determining whether to establish or determine the amount of provisions in the case of litigation, regulatory or similar matters. Furthermore, information currently available to management may be incomplete or inaccurate, increasing the risk of erroneous assumptions with regard to the future development of such matters. Management regularly reviews all the available information regarding such matters, including legal advice, which is a significant consideration, to assess whether the recognition criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.

  Refer to Note 20 for more information

Foreign currency translation

13) Foreign currency translation

Transactions denominated in a foreign currency are translated into the functional currency of the reporting entity at the spot exchange rate on the date of the transaction. At the balance sheet date, all monetary assets and liabilities denominated in foreign currency are translated into the functional currency using the closing exchange rate. Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction. Foreign currency translation differences on non-monetary financial assets classified as available for sale are generally recorded directly in Equity until the asset is sold or becomes impaired. However, translation differences on available-for-sale monetary financial assets are reported in Net trading income on an amortized-cost basis, along with all other foreign currency translation differences on monetary assets and liabilities.

Upon consolidation, assets and liabilities of foreign operations are translated into Swiss francs (CHF), UBS’s presentation currency, at the closing exchange rate on the balance sheet date, and income and expense items are translated at the average rate for the period. The resulting foreign currency translation differences attributable to shareholders are recognized directly in Foreign currency translation within Equity, which forms part of Total equity attributable to shareholders, whereas the foreign currency translation differences attributable to non-controlling interests are shown within Equity attributable to non-controlling interests.

When a foreign operation is disposed or partially disposed of and UBS loses control over the foreign operation, the cumulative amount of foreign currency translation differences within Total equity attributable to shareholders and Equity attributable to non-controlling interests related to that foreign operation is reclassified to the income statement as part of the gain or loss on disposal. When UBS disposes of a portion of its interest in a subsidiary that includes a foreign operation but retains control, the related portion of the cumulative currency translation balance is reclassified to Equity attributable to non-controlling interests.

  Refer to Note 34 for more information

Leasing

15) Leasing

UBS enters into lease contracts, or contracts that include lease components, predominantly of premises and equipment, and primarily as lessee. Leases that transfer substantially all the risks and rewards, but not necessarily legal title in the underlying assets, are classified as finance leases. All other leases are classified as operating leases. UBS is not a lessee in any material finance leases.

Lease contracts classified as operating leases where UBS is the lessee include non-cancelable long-term leases of office buildings in most UBS locations. Operating lease rentals payable are recognized as an expense on a straight-line basis over the lease term, which commences with control of the physical use of the property. Lease incentives are treated as a reduction of rental expense and are recognized on a consistent basis over the lease term.

Where UBS acts as lessor under a finance lease, a receivable is recognized in Loans at an amount equal to the present value of the aggregate of the minimum lease payments plus any unguaranteed residual value that UBS expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated to repayment of the outstanding receivable and interest income to reflect a constant periodic rate of return on UBS’s net investment using the interest rate implicit in the lease. UBS reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall.

Certain arrangements do not take the legal form of a lease but convey a right to use an asset in return for a payment or series of payments. For such arrangements, UBS determines at the inception of the arrangement whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets, and if so, the arrangement is accounted for as a lease.

  Refer to Notes 10 and 31 for more information

Non-controlling interests and preferred noteholders

14) Non-controlling interests and preferred noteholders

Net profit is split into Net profit attributable to shareholders, Net profit attributable to non-controlling interests and Net profit attributable to preferred noteholders. Similarly, Equity is split into Equity attributable to shareholders, Equity attributable to non-controlling interests and Equity attributable to preferred noteholders